                                     (LOGO)

                                The Gateway Trust
                                 P. O. Box 5211
                            Cincinnati, OH 45201-5211
                                 (800) 354-6339



                                     (LOGO)

                                     GATEWAY
                                 INDEX PLUS FUND
                                 ===============




                                   Semi-Annual
                                     Report
                                      1997

GATEWAY INDEX PLUS FUND
Highlights at June 30, 1997

                                             AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------------------------------
                         Past     One     Three     Five       Ten    Since Inception  Dividends    Price
                       Quarter    Year    Years     Years     Years     on 12/7/77    Year to Date Per Share
GATEWAY INDEX PLUS       4.24%   11.24%   11.44%      8.47%    9.35%      10.35%         $0.09      $19.40


S&P 500                 17.46    34.70    28.86      19.78    14.63

Lehman Gov't/
  Corp. Bond             3.64     7.74     8.33       7.23     8.72

U. S. Inflation (CPI)    0.09     2.20     2.67       2.70     3.50

                                              CUMULATIVE TOTAL RETURN
                                ----------------------------------------------------
                         Past     One     Three      Five     Ten    Since Inception
                       Quarter    Year    Years      Years    Years     on 12/7/77
GATEWAY INDEX PLUS       4.24%   11.24%   38.40%     50.18%   144.36%     587.88%


S&P 500                 17.46    34.70   113.97     146.55    291.62

Lehman Gov't/
  Corp. Bond             3.64     7.74    27.14      41.77    130.82

U. S. Inflation (CPI)    0.09     2.20     8.21      14.23     41.07




Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

GATEWAY INDEX PLUS FUND
Letter from the Chairman


Dear Shareholder:

We are pleased to report on the progress of the Gateway Index Plus Fund for the second quarter and twelve months ended June 30, 1997. Our professionals have ffendeavored to deliver competitive returns while maintaining control over investment risk factors that could threaten the value of the Fund's assets.

Over this period, your Fund's management utilized cash flows from hedging transactions to deliver worthwhile returns. Alternative investments with similar low risk profiles could not measure up to the returns afforded by those cash flows. In the accompanying report, portfolio manager Patrick Rogers explains the sources of the Fund's returns, as well as the methods used to control the portfolio's risk exposure. As the financial markets have moved to successive new highs, participation with an eye toward risk control becomes increasingly important. Patrick and our management team strive to efficiently deploy the full array of risk-reducing tools at their disposal.

As we enter the second half of 1997, the economic environment remains favorable. The Index Plus Fund should participate in many of the benefits that flow therefrom, with the added assurance that we are faithfully applying our risk-reducing hedging technology.

In conclusion, I am very pleased to announce the April 1997 appointment of Mr. James M. Anderson, President and Chief Executive Officer of Children's Hospital Medical Center in Cincinnati, to the Board of Trustees of The Gateway Trust. Mr. Anderson brings a great deal of business, financial, and legal experience to Gateway. On behalf of fellow boardmembers and all our shareholders, I welcome him to our Board!

Cordially,


/s/ Walter G. Sall

Walter G. Sall
Chairman

GATEWAY INDEX PLUS FUND
Portfolio Manager's Report



Over the past year, the stock market continued to outperform even the most bullish expectations. If the market can continue its advance through the remainder of 1997, the three-year period from January 1, 1995 to December 31, 1997 will go down as the greatest period EVER for stock investors, as measured by the S&P 500. The bond market continues to remain volatile without an extended move in either direction -- it certainly has not benefited from the gains made in the equity market. In fact, interest rates are higher today than they were at the end of 1995.

As we have described in earlier reports, the Gateway Index Plus Fund's objective is to produce a risk/reward profile which is dramatically different than all other mutual funds. The Fund's lower risk profile does not provide the opportunity to perform like other stock funds during such a strong market. However, during moderate or weak environments, the Gateway Index Plus Fund has historically been one of the top performing equity funds in the country. Due to its conservative nature, the Fund is often compared to bond mutual funds which exhibit similar levels of risk. Historically, the Index Plus Fund has outperformed the average bond fund by a substantial amount.

The Gateway Index Plus Fund's total return for the twelve months ended June 30, 1997, was 11.24%. This compares to a total return of 7.74% for the Lehman Government/Corporate Bond Index and 34.70% for the Standard and Poor's 500 Stock Index over the same period.

During the second quarter of this year, the stock and bond markets recovered from sharp declines sustained in late March and early April. The Lehman Government/Corporate Bond Index produced a total return of 3.64%, whereas the S&P 500 Stock Index performed extremely well -- producing a total return of 17.46%. This quarterly performance by the equity market is the strongest since the first quarter of 1987! The Gateway Index Plus Fund produced a total return of 4.24% for the three months ending June 30, 1997. Analyses of the Fund's different portfolio components are shown in the following tables.

GATEWAY INDEX PLUS FUND
Portfolio Manager's Report

                                         GATEWAY INDEX PLUS FUND
                                                   1997
                                                       1ST QTR.                       2ND QTR.
CONTRIBUTION OF STOCKS
    Performance of Stocks                               2.38%                            16.87
    Dividends Earned                                    0.48                              0.43
INTEREST EARNED                                         0.07                              0.05
CONTRIBUTIONS OF OPTIONS
    Effect of Call Options                             (0.72)                           (11.12)
    Effect of Put Options                              (0.71)                            (1.66)
EFFECT OF FEES
    Fund Expenses                                      (0.27)                            (0.27)
    Brokerage Commissions                              (0.04)                            (0.06)

        TOTAL RETURN                                    1.19%                             4.24%

                                                      GATEWAY INDEX PLUS FUND
                               1988     1989    1990      1991   1992    1993    1994     1995     1996
 CONTRIBUTION OF STOCKS

     Performance of Stocks    10.75%    24.81% (5.74%)  24.18%   2.87%   8.27%  (0.19%)   33.02%   21.23%
     Dividends Earned          4.02      4.01   3.63     3.25    2.90    2.51    2.80      2.53     2.17
 INTEREST EARNED               0.21      0.12   0.29     0.33    0.19    0.07    0.03      0.17     0.17
 CONTRIBUTIONS OF OPTIONS
     Effect of Call Options    7.06     (7.68)  8.85    (7.66)   4.24    1.48    4.19    (21.48)   (9.53)
     Effect of Put Options     0.00      0.00   4.94    (0.72)  (3.58)  (3.68)   0.00     (1.91)   (2.21)
 EFFECT OF FEES
     Fund Expenses            (2.07)    (1.50) (1.33)   (1.22)  (1.11)  (1.11)  (1.21)    (1.19)   (1.14)
     Brokerage Commissions    (0.21)    (0.31) (0.32)   (0.36)  (0.36)  (0.14)  (0.05)    (0.10)   (0.16)
        TOTAL RETURN          19.76%    19.45% 10.32%   17.80%   5.15%   7.40%   5.57%    11.04%   10.53%

GATEWAY INDEX PLUS FUND
Portfolio Manager's Report

STOCKS: As stated earlier in this report, the recent performance of stocks, particularly of large multinational corporations, is nothing short of phenomenal. The Fund's portfolio is indexed to the S&P 100 Index, a diversified mix of large blue chip companies. As of June 30, 1997, the top ten holdings were:

                                  GATEWAY INDEX PLUS FUND
                                      TOP TEN HOLDINGS
                       STOCKS                          AS A PERCENTAGE OF NET ASSETS
   General Electric Company                                        7.36%
   The Coca-Cola Company                                           5.85%
   Exxon Corporation                                               5.23%
   Merck & Co., Inc.                                               4.27%
   Intel Corporation                                               3.98%
   International Business Machines Corporation                     3.20%
   Johnson & Johnson                                               2.94%
   Bristol-Myers Squibb Company                                    2.78%
   Wal-Mart Stores, Inc.                                           2.66%
   Du Pont (E.I.) de Nemours and Company                           2.42%

DIVIDENDS: In earlier reports, we have discussed the decline in dividend yields in today's market. This is not due to corporations cutting their dividend payments: Rather, it is a result of underlying stock prices rising at a quicker pace. This trend has continued during 1997.

INTEREST EARNED: Cash balances remain low in the portfolio since our strategy requires the Fund to remain fully invested. Consequently, a minimal amount of interest is earned.

EFFECT OF CALL OPTIONS: We often describe this component as the "rent" we charge others to use the Fund's assets (i.e., its stock portfolio). In order to determine the amount of cash flow received from rent during the second quarter (or any positive stock period), simply add "Performance of Stocks" to "Effect of Call Options" in the tables shown on page 4. For this past quarter, a total of 5.75% in net cash flow from call options was earned by the Fund.

GATEWAY INDEX PLUS FUND
Portfolio Manager's Report

EFFECT OF PUT OPTIONS: Buying put options on the Fund's portfolio of stocks is analogous to purchasing a homeowner's insurance policy on your house. These options serve as a measure of protection from a significant decline in the stock market in a short period of time. Any time this "insurance" is not necessary, it is a cost equal to the total amount paid in premiums. In the Fund's case, this amounted to 1.66% in the second quarter.

FUND EXPENSES: With assets in the Fund recently increasing, we are pleased to report that the expense ratio continues to decline, as it has over the past few quarters.

BROKERAGE COMMISSIONS: Many mutual fund investors may not realize that brokerage commissions are not included in the total expense ratio. However they are a cost and therefore should be considered in determining the total expense structure of a fund. Since the Index Plus Fund is a "buy and hold" investor in its stock portfolio, the Fund's commission costs are quite low in comparison to most equity funds.

As always, the entire staff at Gateway thanks you for your support. We remain committed to providing excellent service to our shareholders.

/s/ J. Patrick Rogers

J. Patrick Rogers, CFA
Portfolio Manager

GATEWAY INDEX PLUS FUND
Portfolio of Investments - June 30, 1997 (unaudited)

        Shares                                Common Stocks                                 Value
----------------------------------------------------------------------------------------------------------
                      CONSUMER DURABLES  3.78%
        51,400        Chrysler Corporation                                                     $ 1,686,563
        86,800        Ford Motor Company                                                         3,320,100
        55,300        General Motors Corporation                                                 3,082,975
                                                                                                ----------
                                                                                                 8,089,638
                      CONSUMER STAPLES  9.69%
         9,700        Avon Products, Inc.                                                          685,366
        21,500        Colgate-Palmolive Company                                                  1,402,203
        27,000        Heinz (H. J.) Company                                                      1,241,156
       113,700        PepsiCo, Inc.                                                              4,270,856
         7,800        Ralston Purina Company                                                       639,844
       182,200        The Coca-Cola Company                                                     12,497,781
                                                                                                ----------
                                                                                                20,737,206
                                                                                                ----------
                      ENERGY  11.68%
        36,400        Amoco Corporation                                                          3,164,525
        24,100        Atlantic Richfield Co.                                                     1,699,803
        10,600        Baker Hughes Incorporated                                                    409,756
       181,800        Exxon Corporation                                                         11,180,700
         9,200        Halliburton Company                                                          730,825
        57,600        Mobil Corporation                                                          4,028,400
        24,100        Occidental Petroleum Corporation                                             604,006
        18,000        Schlumberger Limited                                                       2,249,438
         7,700        The Coastal Corporation                                                      410,266
        11,500        The Williams Companies, Inc.                                                502,047
                                                                                                ----------
                                                                                                24,979,766
                                                                                                ----------
                      FINANCE  9.81%
        34,700        American Express Company                                                   2,584,066
        14,900        American General Corporation                                                 711,009
        34,400        American International Group, Inc.                                         5,134,200
        52,600        BankAmerica Corporation                                                    3,395,988
         5,500        CIGNA Corporation                                                            976,078
        33,900        Citicorp                                                                   4,087,069
        23,300        First Chicago NBD Corporation                                              1,408,922
        10,100        Great Western Financial Corp.                                                544,138
         8,600        Hartford Financial Services Group, Inc.                                      714,069
        24,100        Merrill Lynch & Co., Inc.                                                  1,436,963
                                                                                                ----------
                                                                                                20,992,502
                                                                                                ----------

                See accompanying notes to financial statements

GATEWAY INDEX PLUS FUND
Portfolio of Investments - June 30, 1997 (unaudited)

        Shares                                Common Stocks                                       Value
  ---------------------------------------------------------------------------------------------------------
                      HEALTH  12.06%
        20,000        Baxter International Inc.                                                 $1,044,375
        73,300        Bristol-Myers Squibb Company                                               5,937,300
        49,150        Columbia/HCA Healthcare Corporation                                        1,932,209
        97,500        Johnson & Johnson                                                          6,276,563
         5,400        Mallinckrodt, Inc.                                                           207,900
        88,200        Merck & Co., Inc.                                                          9,117,675
        37,200        Pharmacia & Upjohn                                                         1,288,050
                                                                                                ----------
                                                                                                25,804,072
                      INDUSTRIAL CYCLICALS  14.26%
        12,747        Allegheny Teledyne Incorporated                                              342,974
        12,700        Aluminum Company of America                                                  956,072
         8,800        Bethlehem Steel Corporation *                                                 91,850
         3,500        Boise Cascade Corporation                                                    123,375
         7,200        Brunswick Corporation                                                        225,900
         7,000        Champion International Corporation                                           386,094
        82,400        DuPont (E. I.) de Nemours and Company                                      5,175,750
        24,400        Eastman Kodak Company                                                      1,873,463
         6,100        Fluor Corporation                                                            335,500
         4,600        General Dynamics Corporation                                                 344,713
        74,200        Hewlett-Packard Company                                                    4,155,200
        11,200        Homestake Mining Company                                                     145,950
         8,100        International Flavors & Fragrances Inc.                                      408,291
        22,000        International Paper Company                                                1,068,375
        30,600        Minnesota Mining and Manufacturing                                         3,121,200
        43,000        Monsanto Company                                                           1,851,688
         3,300        Polaroid Corporation                                                         183,150
        16,000        Rockwell International Corporation                                           943,500
         6,900        The Black & Decker Corporation                                               257,025
        52,452        The Boeing Company                                                         2,784,873
        17,800        The Dow Chemical Company                                                   1,550,269
        13,800        Unisys Corporation *                                                         104,794
        17,400        United Technologies Corporation                                            1,443,656
        14,500        Weyerhaeuser Company                                                         753,547
        23,800        Xerox Corporation                                                          1,877,969
                                                                                                ----------
                                                                                                30,505,178
                                                                                                ----------

                 See accompanying notes to financial statements

GATEWAY INDEX PLUS FUND
Portfolio of Investments - June 30, 1997 (unaudited)

        Shares                                Common Stocks                                        Value
  ---------------------------------------------------------------------------------------------------------
                      RETAIL  4.61%
        35,500        Kmart Corporation *                                                       $  433,766
        28,700        Sears, Roebuck and Co.                                                     1,541,728
         4,000        Tandy Corporation                                                            224,125
        19,800        The Limited, Inc.                                                            400,331
        17,900        The May Department Stores Company                                            845,216
        21,300        Toys "R" Us, Inc. *                                                          744,834
       167,900        Wal-Mart Stores, Inc.                                                      5,671,872
                                                                                                ----------
                                                                                                 9,861,872
                                                                                                ----------
                      SERVICES  4.41%
        11,200        Burlington Northern Santa Fe Corporation                                   1,007,300
         5,400        Delta Air Lines, Inc.                                                        444,319
         8,400        Federal Express *                                                            484,838
         7,800        Harrah's Entertainment, Inc. *                                               141,375
        51,100        McDonald's Corporation                                                     2,467,172
         9,200        Norfolk Southern Corporation                                                 926,038
        49,400        Walt Disney Productions                                                    3,956,631
                                                                                                ----------
                                                                                                 9,427,673
                                                                                                ----------
                      TECHNOLOGY  20.42%
        16,100        AMP, Incorporated                                                            672,175
         5,500        Ceridian Corporation *                                                       232,203
        48,100        Cisco Systems Inc. *                                                       3,230,216
         5,600        Computer Sciences Corporation *                                              404,250
        11,500        Digital Equipment Corp. *                                                    407,531
       241,100        General Electric Company                                                  15,724,319
         2,900        Harris Corp.                                                                 243,781
         9,300        Honeywell Inc.                                                               705,928
        60,100        Intel Corporation                                                          8,509,784
        75,800        International Business Machines Corporation                                6,845,688
        10,200        National Semiconductor Corporation *                                         312,694
        18,900        Northern Telecom Limited                                                   1,712,222
        49,450        Oracle Corporation *                                                       2,489,498
        17,300        Raytheon Company                                                             882,841
         2,500        Tekronix, Inc.                                                               149,844
        13,900        Texas Instruments, Incorporated                                            1,168,469
                                                                                                ----------
                                                                                                43,691,443
                                                                                                ----------

                 See accompanying notes to financial statements

GATEWAY INDEX PLUS FUND
Portfolio of Investments - June 30, 1997 (unaudited)

        Shares                                Common Stocks                                       Value
  ---------------------------------------------------------------------------------------------------------
                      UTILITIES  7.27%
        13,700        American Electric Power Company, Inc.                                    $   574,544
        40,200        Ameritech                                                                  2,731,088
       118,600        AT&T                                                                       4,154,706
        32,000        Bell Atlantic Corporation                                                  2,426,000
        16,900        Entergy Corporation                                                          461,581
        50,100        MCI Communications Corporation                                             1,917,891
        32,200        Nynex Corporation                                                          1,854,519
        49,300        Southern Company                                                           1,075,356
        15,800        Unicom Corporation                                                           350,563
                                                                                               -----------
                                                                                                15,546,248
                                                                                               -----------

                      TOTAL COMMON STOCKS 97.99%                                               209,635,598
                                                                                               -----------
                      (cost $141,162,592)

                      PUT OPTIONS ON THE STANDARD & POOR'S 100 STOCK INDEX
           919        expiring August 15, 1997 at 750                                              206,775
           589        expiring September 19, 1997 at 800                                           684,713
         2,500        expiring December 19, 1997 at 750                                            265,625
         6,740        expiring December 19, 1997 at 800                                          1,369,096
                                                                                               -----------
                      TOTAL PUT OPTIONS OUTSTANDING 1.18%                                        2,526,209
                                                                                               -----------
                      (cost $3,588,413)

                      REPURCHASE AGREEMENT 4.08%
                      5.25% repurchase agreement dated June 30, 1997
                      with Star Bank, N.A., due July 1, 1997
                      (repurchase proceeds $8,735,274)
                      collateralized by $9,215,000
                      6.5% GNMA Pool #8359, maturity January 20, 2024
                      (market value $9,433,856)                                                  8,734,000
                                                                                               -----------
                      TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 103.25%                       220,895,807
                                                                                               -----------

                See accompanying notes to financial statements

GATEWAY INDEX PLUS FUND
Portfolio of Investments - June 30, 1997 (unaudited)

        Shares                                Common Stocks                                       Value
  ---------------------------------------------------------------------------------------------------------
                      CALL OPTIONS ON THE STANDARD & POOR'S 100 STOCK INDEX **
         (265)        expiring July 18, 1997 at 845                                          $   (705,562)
         (254)        expiring July 18, 1997 at 850                                              (593,725)
         (477)        expiring July 18, 1997 at 860                                              (822,825)
         (388)        expiring July 18, 1997 at 870                                              (480,150)
         (287)        expiring August 15, 1997 at 840                                          (1,144,413)
         (371)        expiring August 15, 1997 at 850                                          (1,215,025)
         (388)        expiring September 19, 1997 at 830                                       (2,172,800)
                                                                                             ------------
                      TOTAL CALL OPTIONS OUTSTANDING (3.34%)                                   (7,134,500)
                                                                                             ------------
                      (premiums received $8,214,847)

                      OTHER ASSETS & LIABILITIES, NET 0.09%                                       183,167
                                                                                             ------------
                      NET ASSETS 100%                                                        $213,944,474
                                                                                             ============

                      *   Denotes a non-income producing security.
                      ** The aggregate value of investments that covers outstanding call options is $209,635,598.

                See accompanying notes to financial statements

GATEWAY INDEX PLUS FUND
Statement of Assets and Liabilities - June 30, 1997 (unaudited)

ASSETS:
Common stocks, at value (original cost $141,162,592)                $ 209,635,598
Put options, at value (original cost $3,588,413)                        2,526,209
Repurchase agreement                                                    8,734,000
Receivable for fund shares sold                                           529,807
Dividends receivable                                                      279,272
Cash                                                                          711
Other assets                                                               74,474
                                                                    -------------
                                                                      221,780,071
                                                                    -------------
LIABILITIES:
Call options outstanding, at value (premiums received $8,214,847)       7,134,500
Dividends payable to shareholders                                         440,503
Payable for fund shares redeemed                                          214,786
Other accrued expenses and liabilities                                     45,808
                                                                    -------------
                                                                        7,835,597
                                                                    -------------

NET ASSETS                                                          $ 213,944,474
                                                                    =============

NET ASSETS CONSIST OF:
Paid-in capital applicable to 11,028,800 shares outstanding
   (unlimited number of shares authorized, no par value)            $ 163,453,746
Accumulated realized loss, net                                        (18,000,421)
Unrealized appreciation, net                                           68,491,149
                                                                    -------------
                                                                    $ 213,944,474
                                                                    =============
NET ASSET VALUE, OFFERING, AND REDEMPTION
   PRICE PER SHARE                                                  $       19.40
                                                                    =============



                 See accompanying notes to financial statements

GATEWAY INDEX PLUS FUND
Statement of Operations - For the six Months Ended June 30, 1997 (unaudited)

INVESTMENT INCOME:
Dividend income                                                    $  1,852,300
Interest income                                                         222,035
                                                                   ------------
                                                                      2,074,335
EXPENSES:
Investment advisory and management fees                                 722,583
Transfer agent and accounting fees                                      227,988
Reports to shareholders                                                  46,849
Professional fees                                                        43,204
Registration fees                                                        14,608
Trustees' fees                                                           12,340
Custodian fees                                                           12,085
Other expenses                                                           41,289
                                                                   ------------
                                                                      1,120,946
                                                                   ------------

NET INVESTMENT INCOME                                                   953,389
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                        36,010,711
   Call options expired and closed                                  (23,368,497)
   Put options expired and closed                                    (4,115,876)
                                                                   ------------
                                                                      8,526,338
                                                                   ------------
Change in unrealized appreciation (depreciation) on investments:
   Securities                                                         1,231,479
   Call options                                                         673,114
   Put options                                                         (497,612)
                                                                   ------------
                                                                      1,406,981
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       9,933,319
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 10,886,708
                                                                   ============


                 See accompanying notes to financial statements

GATEWAY INDEX PLUS FUND
Statements of Changes in Net Assets (unaudited)

                                                                 Six Months Ended   Year Ended
                                                                  June 30, 1997   December 31, 1996
                                                                  -------------   -----------------
FROM OPERATIONS:
Net investment income                                             $     953,389    $   2,104,986
Net realized gain (loss) on investments                               8,526,338       (1,994,977)
Change in unrealized appreciation (depreciation) of investments       1,406,981       17,821,386
                                                                  -------------    -------------
Net increase in net assets resulting from operations                 10,886,708       17,931,395
                                                                  -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                           (1,025,631)      (2,040,693)
                                                                  -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                            65,291,122       71,436,839
Net asset value of shares issued in reinvestment of
   dividends and distributions                                          806,994        1,698,283
Payments for shares redeemed                                        (56,377,544)     (70,882,651)
                                                                  -------------    -------------
Net increase in net assets from fund shares transactions              9,720,572        2,252,471
                                                                  -------------    -------------

NET INCREASE IN NET ASSETS                                           19,581,649       18,143,173

NET ASSETS:

Beginning of period                                                 194,362,825      176,219,652
                                                                  -------------    -------------
End of period                                                     $ 213,944,474    $ 194,362,825
                                                                  =============    =============
FUND SHARE TRANSACTIONS:
Shares sold                                                           3,673,919        4,045,402
Shares issued in reinvestment of dividends and distributions             42,418           95,552
Less shares redeemed                                                 (3,207,532)      (4,043,930)
                                                                  -------------    -------------
NET INCREASE IN SHARES OUTSTANDING                                      508,805           97,024
                                                                  =============    =============


                See accompanying notes to financial statements

GATEWAY INDEX PLUS FUND
Financial Highlights - Per share data for a share outstanding throughout each year (unaudited)

                                             Six Months
                                               Ended                               Year Ended December 31,
                                            June 30, 1997        1996        1995 (3)        1994          1993           1992
                                            -------------        ----        --------        ----          ----           ----
Net asset value, beginning of period          $   18.48        $   16.91     $   15.48     $   15.85     $   15.51     $   15.24
                                              ---------        ---------     ---------     ---------     ---------     ---------
Net investment income                              0.09             0.21          0.24          0.26          0.26          0.27
Net gains on securities                            0.92             1.56          1.46          0.61          0.88          0.51
                                              ---------        ---------     ---------     ---------     ---------     ---------
   Total from investment operations                1.01             1.77          1.70          0.87          1.14          0.78
                                              ---------        ---------     ---------     ---------     ---------     ---------
Dividends from net investment income              (0.09)           (0.20)        (0.24)        (0.27)        (0.26)        (0.28)
Distributions from capital gains                   --               --            --           (0.86)        (0.47)        (0.23)
Distributions in excess of realized
       capital gains                               --               --           (0.03)        (0.11)        (0.07)         --
                                              ---------        ---------     ---------     ---------     ---------     ---------
   Total distributions                            (0.09)           (0.20)        (0.27)        (1.24)        (0.80)        (0.51)
                                              ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                $   19.40        $   18.48     $   16.91     $   15.48     $   15.85     $   15.51
                                              =========        =========     =========     =========     =========     =========

TOTAL RETURN                                       5.48%(1)        10.53%        11.04%         5.57%         7.40%         5.15%

Net assets, end of period (millions)          $  213.94        $  194.36     $  176.22     $  164.65     $  207.18     $  212.95

Ratio of expenses to average net assets            1.08%(2)         1.14%         1.19%         1.21%         1.11%         1.11%

Ratio of net investment income to average
   net assets                                      0.92%(2)         1.18%         1.51%         1.54%         1.58%         1.96%

Portfolio turnover rate                              29%(1)           17%            5%            4%           17%           15%

Average commission per share                  $  0.0272        $  0.0335            --(4)         --(4)         --(4)         --(4)

(1)  Not annualized.

(2)  Annualized.

(3) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.

(4) Disclosure of average commission per share was not required prior to the year ended December 31, 1996.

                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of Gateway Index Plus Fund (the Fund) are included in this report. The investment objective of the Gateway Index Plus Fund is to achieve a high total return at a reduced level of risk. The Fund attempts to achieve its investment objective primarily by investing in the 100 stocks in the S&P 100 Stock Index and by selling call options on that Index. The financial statements of Gateway Mid Cap Index Fund, Gateway Small Cap Index Fund, and Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION - The Fund normally values common stocks and option contracts (both purchased and written) at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are recorded on the ex-dividend date and are declared and paid quarterly. Net realized capital gains, if any, are distributed to shareholders annually.

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to the shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes. Tax regulations require the Fund to assume that open option contracts are closed each year end and include the resulting calculated capital gain or loss in the determination of federal taxable income. The Fund has a net capital loss carryforward of $26,642,117, none of which expires prior to December 31, 2003.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Fund prior to December 15, 1995. On December 15, 1995, the advisory contract between the Fund and GIA was terminated, and a new contract was entered

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited)

into with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contract. The Fund pays the Adviser an advisory fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the Fund, 0.70% of the next $50 million, and 0.60% of all such assets over $100 million.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 1.50% of the average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to that level.

The Adviser maintains the Fund's accounting records for a monthly fee of $4,000. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Fund reimburses the Adviser for the cost to provide these services subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At June 30, 1997, the Adviser held in a fiduciary capacity 5% of the outstanding shares of the Fund.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 1997, purchases of investment securities (excluding short-term investments) totaled $59,085,168 and proceeds from sales totaled $75,494,096.

The Fund may write (sell) call options on stock indexes for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. The liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in the market value of the hedged portfolio. Similarly, the value of purchased puts increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 1997, transactions in written options were as follows:

                                      Number of Contracts       Premiums
                                      -------------------       --------
   Outstanding at December 31, 1996         2,622            $  5,903,814
   Options written                         15,934              45,250,080
   Options exercised                      (15,016)            (40,821,400)
   Options expired                         (1,110)             (2,117,647)
                                          -------            -------------
   Outstanding at June 30, 1997             2,430            $  8,214,847
                                          =======            ============

4. UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

Gross unrealized appreciation of common stock totaled $70,030,853 and depreciation totaled $1,557,847 at June 30, 1997, based on the cost of investments.

THE GATEWAY TRUST

                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly S. Gordon
                                 R. S. Harrison
                                 Walter G. Sall
                              William H. Schneebeck

                                RISK/REWARD CHART
                                -----------------

                                    TEN YEARS

                               6/30/87 TO 6/30/97

                                                     RISK              RETURN
U. S. Treasury bills (30 day)                          .49              5.39
Gateway Index Plus Fund                               7.60              9.35
S&P 500                                              14.12             14.63


The above chart shows that, in general, more risk must be taken to earn higher total returns. The chart shows three points. One point shows 30-day U. S. Treasury bills, one point shows the S&P 500 Index, and the third point shows the Index Plus Fund. The line connecting Treasury bills and the S&P 500 Index shows all the possible outcomes if an investment had been allocated between these two choices in varying positions. When the Index Plus Fund point appears above the line, it shows that the Fund earned a higher-than-expected return during the period covered by the chart, considering the amount of risk it took to earn that return. If the point appears below the line, it shows the reverse. The next ten years may be quite different in terms of risk and reward for all three investments shown on the charts.

                                     [LOGO]

                                     GATEWAY

                               MID CAP INDEX FUND
                                       AND
                              SMALL CAP INDEX FUND


                             SEMI-ANNUAL REPORT 1997

GATEWAY MID CAP INDEX AND SMALL CAP INDEX FUNDS
Highlights at June 30, 1997


                                                AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------------------------------------------------------------------------------
                             Past      One         Three     Five         Ten          Since       Inception        Price
                           Quarter     Year        Years     Years       Years       Inception       Date         Per Share
                           -------     ----        -----     -----       -----       ---------       ----         ---------
GATEWAY MID CAP INDEX       11.76%     16.62%     17.44%       N/A         N/A         10.13%       9/30/92         $13.88

GATEWAY SMALL CAP INDEX     11.49      17.86      16.79        N/A         N/A         11.66        6/16/93         $13.20

S&P MidCap 400 Index        14.70      23.33      22.42       17.61      15.25

Wilshire Small Cap Index    14.49      24.20      21.53         n/a        n/a

S&P 500 Stock Index         17.46      34.70      28.86       19.78      14.63

Lehman Gov't/Corp. Bond      3.64       7.74       8.33        7.23       8.72

U. S. Inflation (CPI)        0.09       2.20       2.67        2.70       3.50


                                                                CUMULATIVE TOTAL RETURN
                                          ---------------------------------------------------------------------------------
                                           Past           One       Three         Five            Ten            Since
                                          Quarter        Year       Years        Years           Years         Inception
                                          -------        ----       -----        -----           -----         ---------
   GATEWAY MID CAP INDEX                   11.76%       16.62%     61.96%         N/A             N/A          58.20%

   GATEWAY SMALL CAP INDEX                 11.49        17.86      59.32          N/A             N/A          56.23

   S&P MidCap 400 Index                    14.70        23.33      83.45         125.00         313.47

   Wilshire Small Cap Index                14.49        24.20      79.48           n/a            n/a

   S&P 500 Stock Index                     17.46        34.70     113.97         146.55         291.62

   Lehman Gov't/Corp. Bond                  3.64         7.74      27.14          41.77         130.82

   U. S. Inflation (CPI)                    0.09         2.20       8.21          14.23          41.07

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

GATEWAY MID CAP INDEX AND SMALL CAP INDEX FUNDS
Letter from the Chairman

Dear Shareholder:

We are pleased to report on the progress of the Gateway Mid Cap Index Fund and the Gateway Small Cap Index Fund for the quarter and twelve months ended June 30, 1997. It was an extraordinary quarter for stock performance, and your funds achieved their best quarterly results since their inceptions. Small capitalization stocks and middle capitalization stocks recovered sharply after their disappointing first quarter. Although these market sectors were not able to keep up with the growth rates posted by their large capitalization brethern, they did achieve their best gains in five years.

In the accompanying portfolio manager's report, Patrick Rogers provides his insights into the performance of these sectors. As these sectors achieved new highs, he continued to utilize risk-reducing hedging techniques. This provided some assurance that these funds would be at least partially protected should an unexpected decline in the market occur in a short period of time. It has been our experience that some risk reduction is appropriate when markets achieve new high levels.

It is our hope that the small capitalization and middle capitalization sectors exhibit further gains in the months and quarters ahead. Our management team remains faithful to the premise that broad diversification, low costs, and appropriate hedging offer the best routes to competitive results over time.

In conclusion, I am very pleased to announce the April 1997 appointment of Mr. James M. Anderson, President and Chief Executive Officer of Children's Hospital Medical Center in Cincinnati, to the Board of Trustees of The Gateway Trust. Mr. Anderson brings a great deal of business, financial, and legal experience to Gateway. On behalf of fellow boardmembers and all our shareholders, I welcome him to our Board!

Cordially,
/s/ Walter G. Sall
Walter G. Sall
Chairman

GATEWAY MID CAP INDEX AND SMALL CAP INDEX FUNDS
Portfolio Manager's Report

For the three months ending June 30, 1997, the Gateway Mid Cap Index Fund and the Gateway Small Cap Index Fund produced returns of 11.76% and 11.49%, respectively. This is the best quarterly gain for both funds since their inception dates. After a disappointing first quarter, the strong second quarter rebound for both the Mid Cap Index Fund and the Small Cap Index Fund resulted in total gains of 8.61% and 9.45%, respectively, for the first half of 1997. This compares to 20.61% for the Standard & Poor's 500 Stock Index over the same time period. The Standard & Poor's 500 Stock Index is commonly recognized as the standard of performance for large capitalization stocks. Smaller capitalization stocks, as represented by the Russell 2000 Index, delivered a total return of 10.13% in the first half of 1997.

The last calendar year in which small and middle capitalization stocks outperformed the blue chips was in 1991. During 1995 and 1996, the stock market's advance was predominately centered on the large capitalization stocks. Investor interest in our big, multinational corporations was due to companies significantly increasing their profits after years of downsizing and increasing their exposure to developing economies around the world. The performance record of the large capitalization stocks since the beginning of 1995 may be the greatest in recorded history.

The Mid Cap Index Fund invests in the 400 stocks represented in the S&P MidCap 400 Index. Similar to the more widely followed S&P 500 Index, the S&P MidCap 400 Index is weighted based upon market capitalization. However, the MidCap 400 Index is not a subset of the S&P 500 Index. This portfolio is comprised of middle-sized companies with a median market capitalization of $2 billion. The portfolio of stocks is well diversified across 23 industry groups.

The Gateway Small Cap Index Fund invests in the 250 stocks represented in the Wilshire Small Cap Index. As the name suggests, the stocks in this index are the smaller, younger companies which are experiencing higher growth rates. The weighted average market capitalization for this portfolio is $818 million. The Small Cap Index Fund is broadly diversified among the same 23 industry groups as the Mid Cap Index Fund. The largest industry group in the Small Cap Index Fund portfolio remains Finance, Insurance & Real Estate at 19.61%.

On the following pages we display tables which describe the performance of the different components for each fund. As discussed in prior reports, the "Effect of Put Options" shows the effect of owning put options over a given time period. We purchase index put options for the funds as a way to protect the portfolios should a significant decline occur in the market in a short period of time. If a decline does not occur, the cost of put options reduces the total return of the funds. During last summer's decline and the weakness this past March, the put options did mitigate some of the loss in the portfolios. However, with the market roaring back so quickly, the puts were a cost to the funds.

Our shorter-term view of the market suggests the recent market volatility will continue, possibly heighten. We continue to hedge the portfolio with index put options in the event the market does experience weakness.

Sincerely,
/s/ J. Patrick Rogers
J. Patrick Rogers, CFA
Portfolio Manager

GATEWAY MID CAP INDEX FUND
Portfolio Manager's Overview


--------------------------------------------------------------------------------
                             GATEWAY MID CAP INDEX FUND
                                        1997
--------------------------------------------------------------------------------
                                            1ST QTR.                2ND QTR.
--------------------------------------------------------------------------------
    CONTRIBUTION OF STOCKS

       Performance of Stocks                 (1.86%)                 14.18%
       Dividends Earned                       0.37                    0.35
    INTEREST EARNED                           0.02                    0.07
    CONTRIBUTIONS OF OPTIONS
       Effect of Put Options                 (0.84)                  (2.32)
    EFFECT OF FEES

       Fund Expenses                         (0.50)                  (0.50)
       Brokerage Commissions                 (0.01)                  (0.02)
--------------------------------------------------------------------------------
          TOTAL RETURN                       (2.82%)                 11.76%
--------------------------------------------------------------------------------


--------------------------------------------------------------
                      TOP TEN HOLDINGS
                 GATEWAY MID CAP INDEX FUND
                     AS OF JUNE 30, 1997
--------------------------------------------------------------
Franklin Resources, Inc.                           1.09%
Coca-Cola Enterprises Inc.                         1.09%
State Street Boston Corporation                    0.93%
AFLAC Incorporated                                 0.81%
The Progressive Corporation                        0.75%
Oxford Health Plans Inc.                           0.72%
BMC Software, Inc.                                 0.71%
AES Corporation                                    0.71%
SunAmerica Inc.                                    0.70%
Northern Trust Corporation                         0.69%
--------------------------------------------------------------

GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Overview


  ----------------------------------------------------------------------------------
                            GATEWAY SMALL CAP INDEX FUND
                                        1997
  ----------------------------------------------------------------------------------
                                            1ST QTR.               2ND QTR.
  ----------------------------------------------------------------------------------
    CONTRIBUTION OF STOCKS

       Performance of Stocks                  (0.95%)                13.89%
       Dividends Earned                        0.32                   0.35
    INTEREST EARNED                            0.01                   0.05
    CONTRIBUTIONS OF OPTIONS
       Effect of Put Options                  (0.81)                 (2.34)
    EFFECT OF FEES

       Fund Expenses                          (0.37)                 (0.38)
       Brokerage Commissions                  (0.02)                 (0.08)
  ----------------------------------------------------------------------------------
          TOTAL RETURN                        (1.82%)                11.49%
  ----------------------------------------------------------------------------------


--------------------------------------------------------------
                      TOP TEN HOLDINGS
                GATEWAY SMALL CAP INDEX FUND
                     AS OF JUNE 30, 1997
--------------------------------------------------------------
Alex. Brown Incorporated                           0.85%
Western National Corporation                       0.85%
First Commerce Corporation                         0.84%
Money Store Inc.                                   0.83%
ADVANTA                                            0.82%
Ross Stores, Inc.                                  0.81%
Peoples Bank                                       0.79%
Catellus Development Corporation                   0.78%
Fred Meyer, Inc.                                   0.77%
Extended Stay America Inc.                         0.74%
--------------------------------------------------------------

GATEWAY MID CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------

               AEROSPACE & EQUIPMENT  1.02%
         200   OEA, Inc.                                               $       7,850
         200   Rohr, Inc. *                                                    4,369
         100   Sequa Corporation                                               5,663
         500   Sundstrand Corporation                                         27,000
         400   Teleflex Incorporated                                          12,525
         200   Thiokol Corporation                                            14,050
                                                                          ----------
                                                                              71,457
                                                                          ----------

               APPAREL  0.95%
         200   Ann Taylor Stores Corporation *                                 3,900
         400   Cintas Corporation                                             27,525
         400   Jones Apparel Group, Inc. *                                    19,100
         500   The Warnaco Group, Inc.                                        15,938
                                                                          ----------
                                                                              66,463
                                                                          ----------

               AUTOMOBILES & PARTS  1.09%
         200   Arvin Industries, Inc.                                          5,438
         300   Federal-Mogul Corporation                                      10,491
         400   Federal Signal Corporation                                     10,025
         700   Harley Davidson, Inc.                                          33,556
         300   Modine Manufacturing Company                                    8,963
         300   Superior Industries International, Inc.                         7,922
                                                                          ----------
                                                                              76,395
                                                                          ----------

               BUILDING MATERIALS & CONSTRUCTION  0.29%
         300   Granite Construction Incorporated                               5,906
         200   Jacobs Engineering Group Inc. *                                 5,381
         200   Southdown Inc.                                                  8,738
                                                                          ----------
                                                                              20,025
                                                                          ----------

               BUSINESS SERVICES & SUPPLIES  2.82%
         675   Comdisco, Inc.                                                 17,571
         300   HealthCare COMPARE Corp. *                                     16,256
         305   Information Resources, Inc. *                                   4,346
         300   Kelly Services, Inc.                                            9,422
         700   Manpower Inc.                                                  31,194
         700   Medaphis Corp. *                                                7,066
         500   Ogden Corporation                                              10,875
         600   Olsten Corporation                                             11,700
       1,012   Paychex, Inc.                                                  38,836
         400   Pittston Brink's Group                                         12,038
         500   Robert Half International Inc.                                 23,484

     Shares                        Common Stocks                               Value
 -----------------------------------------------------------------------------------

               BUSINESS SERVICES & SUPPLIES - Continued
         300   Rollins, Inc.                                           $       6,000
         500   Sotheby's Holdings, Inc.                                        8,422
                                                                          ----------
                                                                             197,210
                                                                          ----------

               CHEMICALS  3.02%
         600   Airgas Inc. *                                                  11,888
         600   Albemarle Corporation                                          12,638
         200   BetzDearborn Inc.                                              13,206
         600   Cabot Corporation                                              17,063
         500   Crompton & Knowles Corporation                                 11,156
         400   Cytec Industries Inc.                                          14,975
       1,100   Ethyl Corporation                                              10,209
         200   Ferro Corporation                                               7,419
         100   Fuller (H. B.) Company                                          5,503
         300   Georgia Gulf Corporation                                        8,719
         800   IMC Global, Inc.                                               28,100
         400   Lawter International, Inc.                                      4,913
         500   Lubrizol Corporation                                           20,969
         200   Minerals Technologies Inc.                                      7,500
         400   Olin Corporation                                               15,638
         400   Schulman (A.), Inc.                                             9,888
         200   The Dexter Corporation                                          6,406
         300   Wellman, Inc.                                                   5,222
                                                                          ----------
                                                                             211,412
                                                                          ----------

               COMPUTER SOFTWARE & PERIPHERALS  4.45%
         700   America Online Inc. *                                          38,938
         900   BMC Software, Inc. *                                           49,894
         700   Cadence Design Systems, Inc. *                                 23,428
         800   Compuware Corporation *                                        38,300
         400   Electronic Arts *                                              13,475
         200   Exabyte Corporation *                                           2,563
         400   Fiserv, Inc. *                                                 17,900
         400   GTECH Holdings Corporation *                                   12,850
       1,400   Informix Corporation *                                         12,622
         500   Mentor Graphics Corporation *                                   4,633
         200   Policy Management Systems Corp. *                               9,413
         677   Sterling Commerce, Inc. *                                      22,172
         504   Storage Technology Corporation *                               22,428
         300   Structural Dynamics Research Corporation *                      7,884
         400   SunGard Data Systems Inc.                                      18,575

                See accompanying notes to financial statements.

GATEWAY MID CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


     Shares                        Common Stocks                               Value

  -----------------------------------------------------------------------------------

               COMPUTER SOFTWARE & PERIPHERALS - Continued
         300   Symantec Corp. *                                        $       5,859
         300   Symbol Technologies, Inc. *                                    10,097
                                                                          ----------
                                                                             311,031
                                                                          ----------

               ELECTRONICS & COMPUTERS  8.67%
       1,100   ADC Telecommunications, Inc. *                                 36,781
         800   Altera Corporation *                                           40,425
         800   American Power Conversion Corporation *                        15,125
       1,366   Analog Devices, Inc. *                                         36,541
         400   Arrow Electronics, Inc. *                                      21,300
         800   Atmel Corp. *                                                  22,450
         400   Avnet, Inc.                                                    23,325
         600   Cirrus Logic, Inc. *                                            6,319
         800   Cypress Semiconductor Corporation *                            11,575
         600   Hubbell Incorporated                                           26,475
         400   Imation Corp. *                                                10,525
         700   Integrated Device Technology *                                  7,372
         600   Lexmark International Group Inc.                               18,206
         700   Linear Technology Corporation                                  35,481
         400   Litton Industries, Inc. *                                      19,350
         200   MagneTek, Inc. *                                                3,325
         500   Maxim Integrated Products *                                    28,406
       1,062   Molex Incorporated                                             38,796
         900   NCR CORP.                                                      26,775
         500   Nellcor, Inc. *                                                 9,094
         400   Octel Communications Corp. *                                    9,363
         800   Quantum Corporation *                                          16,275
         300   SCI Systems Inc. *                                             19,163
         700   Sensormatic Electronics Corporation                             8,947
         400   Sequent Computer Systems, Inc. *                                8,438
         500   Solectron Corporation *                                        35,000
         200   Stratus Computer, Inc. *                                       10,006
         300   Varian Associates, Inc.                                        16,294
         551   Vishay Intertechnology, Inc. *                                 15,962
         600   Xilinx, Inc. *                                                 29,419
                                                                          ----------
                                                                             606,513
                                                                          ----------

               ENERGY  6.95%
         500   Anadarko Petroleum Corporation                                 30,000
         800   Apache Corporation                                             26,125
         300   BJ Services Company *                                          16,106

     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------

               ENERGY - Continued
         600   ENSCO International Incorporated *                       $     31,575
       1,600   Global Marine Inc. *                                           37,250
         800   Lyondell Petrochemical Company                                 17,475
         500   MAPCO Inc.                                                     15,672
         400   Murphy Oil Corporation                                         19,500
         800   Nabors Industries, Inc. *                                      20,000
         500   Noble Affiliates, Inc.                                         19,391
       1,100   Noble Drilling Corp.                                           24,750
         500   Parker Drilling Company *                                       5,547
         300   Parker & Parsley Petroleum                                     10,650
         400   Quaker State Corporation                                        6,100
         400   Questar Corporation                                            16,150
       1,000   Ranger Oil Limited                                              9,313
         600   Seagull Energy Corporation *                                   10,538
         400   Smith International, Inc. *                                    24,350
       1,200   Tosco Corporation                                              35,925
         400   Transocean Offshore Inc.                                       29,025
         606   Ultramar Diamond Shamrock Corporation                          19,752
         400   Valero Energy Corporation                                      14,500
         300   Varco International, Inc. *                                     9,675
         453   Weatherford Enterra, Inc. *                                    17,455
         500   Witco Corporation                                              18,984
                                                                          ----------
                                                                             485,808
                                                                          ----------

               FINANCE, INSURANCE & REAL ESTATE  16.39%
       1,200   AFLAC Incorporated                                             56,625
         300   Ambac Inc.                                                     22,950
         500   American Financial Group, Inc.                                 21,219
         600   Capital One Financial Corp.                                    22,631
         500   Central Fidelity Banks, Inc.                                   17,766



         400   City National Corporation                                       9,663
         800   Crestar Financial Corporation                                  31,125
         300   Dauphin Deposit Corporation                                    13,359
         500   Edwards (A. G.), Inc.                                          21,453
         750   First of America Bank Corporation                              34,313
         975   First Security Corporation                                     26,660
         600   First Tennessee National Corporation                           28,856
         300   First Virginia Banks, Inc.                                     18,084
       1,400   Firstar Corporation                                            42,875
       1,050   Franklin Resources, Inc.                                       76,191

                See accompanying notes to financial statements.

GATEWAY MID CAP INDEX FUND

Portfolio of Investments - June 30, 1997 (unaudited)


     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------

               FINANCE, INSURANCE & REAL ESTATE - Continued
         600   Healthsource, Inc. *                                     $     13,031
       1,100   Hibernia Corporation                                           15,366
         200   HSB Group, Inc.                                                10,650
         800   Marshall & Ilsley Corporation                                  32,525
         500   Mercantile Bancorporation Inc.                                 30,375
         400   Mercantile Bankshares Corporation                              15,963
       1,000   Northern Trust Corporation                                     48,406
         700   Oxford Health Plans Inc.                                       50,247
         400   Pacific Century Financial Corp.                                18,538
         700   PaineWebber Group Inc.                                         24,544
         400   Provident Companies, Inc.                                      21,400
       1,000   Regions Financial Corp.                                        31,688
         800   SouthTrust Corporation                                         33,150
       1,400   State Street Boston Corporation                                64,750
         800   Summit Bancorp                                                 40,100
       1,000   SunAmerica Inc.                                                48,688
         500   T. Rowe Price Associates, Inc.                                 25,844
       1,062   The Bear Stearns Companies Inc.                                36,374
         300   The PMI Group, Inc.                                            18,713
         600   The Progressive Corporation                                    52,161
         200   Transatlantic Holdings, Inc.                                   19,850
         500   Union Planters Corp.                                           25,953
         499   Value Health, Inc. *                                           10,074
         300   Wilmington Trust Corporation                                   13,744
                                                                          ----------
                                                                           1,145,904
                                                                          ----------

               FOOD, BEVERAGE & TOBACCO  4.66%
       3,300   Coca-Cola Enterprises Inc.                                     76,106
         400   Dean Foods Company                                             16,163
         500   Dole Food Company, Inc.                                        21,375
         100   Dreyer's Grand Ice Cream, Inc.                                  3,888
         825   Flowers Industries, Inc.                                       13,896
         700   Hormel Foods Corporation                                       18,834
         800   IBP, Inc.                                                      18,650
         200   International Multifoods Corporation                            5,019
         300   Interstate Bakeries Corporation                                17,784
         300   Lancaster Colony Corporation                                   14,503
         300   Lance, Inc.                                                     5,738
         800   McCormick & Company, Incorporated                              20,250
         200   Savannah Foods & Industries, Inc.                               3,513

      Shares                       Common Stocks                               Value
  -----------------------------------------------------------------------------------

               FOOD, BEVERAGE & TOBACCO - Continued
         400   Smucker (J. M.) Company                                 $       8,688
         700   Starbucks Corporation *                                        27,322
       1,950   Tyson Foods, Inc.                                              37,172
         300   Universal Corporation                                           9,544
         200   Universal Foods Corporation                                     7,625
                                                                          ----------
                                                                             326,070
                                                                          ----------

               HEALTH  5.96%
         200   Acuson Corporation *                                            4,606
         100   Advanced Technology Laboratories, Inc. *                        4,288
         500   Allegiance Corp.                                               13,625
         300   APL Limited                                                     9,413
         400   Apria Healthcare Group Inc. *                                   7,088
         500   Bergen Brunswig Corporation                                    14,000
         600   Biogen, Inc. *                                                 20,344
         400   Carter-Wallace, Inc.                                            7,175
         500   Centocor, Inc. *                                               15,516
       1,636   Chiron Corporation *                                           34,100
         500   COVANCE INC.                                                    9,625
         100   Datascope Corp. *                                               1,931
         200   Dentsply International Inc.                                     9,788
         100   Diagnostic Products Corporation                                 3,156
         400   Forest Laboratories, Inc. *                                    16,675
         650   Foundation Health Systems Inc.                                 19,744
         600   Genzyme Corporation *                                          16,613
         350   Health Care & Retirement Corporation *                         11,681
         600   Hillenbrand Industries, Inc.                                   28,538
         415   Horizon CMS Healthcare Corp. *                                  8,352
       1,100   IVAX Corporation *                                             12,341
         576   Laboratory Corporation of America *                             1,530
         400   McKesson Corp.                                                 31,025
       1,200   Mylan Laboratories Inc.                                        17,738
         600   NovaCare, Inc. *                                                8,344
          71   PacifiCare Health Systems, Inc. *                               4,519


         700   Perrigo Company *                                               8,794
         200   Scherer (R. P.) Corp. *                                        10,325
         800   Stryker Corporation                                            28,025
         600   Vencor, Inc. *                                                 25,425
         300   Watson Pharmaceuticals, Inc. *                                 12,656
                                                                          ----------
                                                                             416,980
                                                                          ----------

                See accompanying notes to financial statements.

GATEWAY MID CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


      Shares                       Common Stocks                               Value
  -----------------------------------------------------------------------------------

               MACHINERY & RELATED PRODUCTS  0.79%
         500   ACNielsen Corporation *                                 $       9,781
         200   Goulds Pumps, Incorporated                                      7,400
         200   Kennametal Inc.                                                 8,600
         100   Lawson Products, Inc. *                                         2,706
         200   Nordson Corporation                                            12,900
         300   Stewart & Stevenson Services, Inc.                              7,819
         200   The Duriron Company, Inc.                                       5,888
                                                                          ----------
                                                                              55,094
                                                                          ----------

               MINING & METALS  1.01%
         300   CalMat Co.                                                      6,488
         100   Cleveland-Cliffs Inc.                                           4,072
         200   Donaldson Company, Inc.                                         7,606
         300   Keystone International, Inc.                                   10,453
         625   RPM, Inc.                                                      11,563
         300   Vulcan Materials Company                                       23,559
         300   Watts Industries, Inc.                                          7,209
                                                                          ----------
                                                                              70,950
                                                                          ----------

               MISCELLANEOUS  2.21%
         196   Ascent Entertainment Group, Inc.                                1,815
         600   Callaway Golf Company                                          21,281
         900   Circus Circus Enterprises, Inc. *                              22,219
         200   GATX Corporation                                               11,563
         400   Harsco Corporation                                             16,188
       1,100   International Game Technology                                  19,559
       1,600   Mirage Resorts, Incorporated *                                 40,450
         100   National Presto Industries, Inc.                                4,019
         900   Viad Corp.                                                     17,353
                                                                          ----------
                                                                             154,447
                                                                          ----------

               OTHER CONSUMER DURABLES  2.25%
         400   Albany International Corp.                                      9,013
         700   Burlington Industries, Inc. *                                   8,444
         200   Church & Dwight Co., Inc.                                       5,350
         400   GenCorp Inc.                                                    9,263
         400   Herman Miller, Inc.                                            14,350
         300   HON INDUSTRIES, Inc.                                           13,284
         800   Leggett & Platt, Incorporated                                  34,400
         100   NCH Corporation                                                 6,266


      Shares                       Common Stocks                               Value
  -----------------------------------------------------------------------------------

               OTHER CONSUMER DURABLES - Continued
       1,300   Shaw Industries, Inc.                                  $       13,934
         200   Stanhome Inc.                                                   6,569
         900   The Dial Corporation                                           14,034
         600   Unifi, Inc.                                                    22,444
                                                                          ----------
                                                                             157,351
                                                                          ----------

               OTHER INDUSTRIAL CYCLICALS  4.90%
         400   Alexander & Baldwin, Inc.                                      10,463
         400   Alumax Inc.                                                    15,175
         100   Brush Wellman Inc.                                              2,091
         200   Carlisle Companies Incorporated                                 6,975
       1,093   Clayton Homes, Inc.                                            15,678
         500   Danaher Corporation                                            25,328
         675   Diebold, Incorporated                                          26,325
         300   Fastenal Company                                               14,663
         400   First Brands Corporation                                        9,163
         450   Hanna (M. A.) Company                                          12,952
         200   Hewlett-Packard Company                                        11,200
         100   Kaydon Corporation                                              4,959
         694   Mark IV Industries, Inc.                                       16,634
         100   MAXXAM Inc. *                                                   4,675
         300   Newport News Shipbuilding Inc. *                                5,831
       1,300   Office Depot, Inc. *                                           25,147
       1,200   OfficeMax, Inc. *                                              17,363
         300   Overseas Shipholding Group, Inc.                                5,897
         400   Sealed Air Corporation *                                       18,963
       1,350   Staples, Inc. *                                                31,303
         200   Tecumseh Products Company                                      11,988
         300   The Standard Register Company                                   9,197
         500   Tidewater Inc.                                                 22,016
         400   York International Corporation                                 18,400
                                                                          ----------
                                                                             342,386
                                                                          ----------

               PAPER & FOREST PRODUCTS  1.86%
         300   Bowater Incorporated                                           13,866
         200   Chesapeake Corporation                                          6,756
         400   Consolidated Papers, Inc.                                      21,600
         400   Glatfelter (P. H.) Co.                                          8,000
         500   Longview Fibre Company                                          8,328

                See accompanying notes to financial statements.

GATEWAY MID CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


      Shares                       Common Stocks                               Value
  -----------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - Continued
         300   Pentair, Inc.                                           $       9,844
         300   Rayonier Inc.                                                  12,619
         740   Sonoco Products Company                                        22,547
         300   Tambrands Inc.                                                 14,953
         600   Unisource Worldwide Inc.                                        9,581
         120   Wausau Paper Mills Company                                      2,280
                                                                          ----------
                                                                             130,374
                                                                          ----------

               PRECISION INSTRUMENTS  0.65%
         300   AMETEK, Inc.                                                    7,059
         300   Beckman Instruments, Inc.                                      14,494
         600   Teradyne, Inc. *                                               23,550
                                                                          ----------
                                                                              45,103
                                                                          ----------

               RETAIL  4.13%
         600   Bed Bath and Beyond Inc. *                                     18,956
         400   Best Buy Co.,  Inc. *                                           5,938
         450   Claire's Stores, Inc.                                           7,847
         781   Consolidated Stores Corporation *                              27,124
         812   Dollar General Corporation                                     30,450
         300   Duty Free International, Inc.                                   5,625
         500   Family Dollar Stores, Inc.                                     13,641
         400   Fingerhut Companies, Inc.                                       6,963
         200   Fred Meyer, Inc. *                                             10,344
         400   Hancock Fabrics, Inc.                                           5,513
         400   Hannaford Bros. Co.                                            14,238
         500   Heilig-Meyers Company                                           9,813
         500   Intelligent Electronics, Inc.                                   1,422
         600   Kohl's Corporation *                                           31,744
         300   Lands' End, Inc. *                                              8,897
         200   Mac Frugal's Bargainso Close-outs Inc. *                        5,444
         300   Micro Warehouse, Inc. *                                         5,147
         300   Nine West Group Inc. *                                         11,428
         400   Payless ShoeSource, Inc. *                                     21,875
         400   Ruddick Corporation                                             6,363
       1,000   Service Merchandise Company, Inc. *                             3,031
         300   Tiffany & Co.                                                  13,828
         700   Viking Office Products *                                       13,256
         300   Waban Inc. *                                                    9,666
                                                                          ----------
                                                                             288,553
                                                                          ----------

      Shares                       Common Stocks                               Value
  -----------------------------------------------------------------------------------

               SERVICES  6.04%
         200   Airborne Freight Corporation                            $       8,375
         100   Alaska Air Group, Inc. *                                        2,566
         300   Arnold Industries, Inc.                                         5,138
         300   ASA HOLDINGS, INC.                                              8,578
         300   Banta Corporation                                               8,175
         300   Belo (A. H.) Corporation Class A                               12,459
         400   Bob Evans Farms, Inc.                                           6,800
         700   Brinker International, Inc. *                                   9,975
         300   Buffets, Inc. *                                                 2,531
         300   Calgon Carbon Corporation                                       4,172
         318   Chris-Craft Industries, Inc. *                                 15,344
         400   CNF Transportation Inc.                                        12,950
         100   CPI Corp.                                                       2,103
         500   Cracker Barrel Old Country Store, Inc.                         13,219
         100   Gibson Greetings, Inc. *                                        2,256
         400   Golden Books Family Entertainment, Inc. *                       5,050
         100   Houghton Mifflin Company                                        6,675
         300   Hunt (J. B.) Transport Services, Inc.                           4,519
         500   Illinois Central Corporation                                   17,484
         200   International Dairy Queen, Inc. *                               4,775
         300   Kansas City Southern Industries, Inc.                          19,331
         400   Lee Enterprises, Incorporated                                  10,600
         300   Lone Star Steakhouse & Saloon, Inc. *                           7,819
         200   Media General, Inc.                                             8,000
         700   Omnicom Group Inc.                                             43,159
         400   Outback Steakhouse, Inc. *                                      9,663
         400   Promus Hotel Corporation *                                     15,513
         200   Sbarro, Inc.                                                    5,544
         100   Scholastic Corp. *                                              3,497
         200   TCA Cable TV, Inc.                                              7,513
         700   The Reynolds and Reynolds Company                              11,047
         100   The Washington Post Company                                    39,900
         400   Trinity Industries, Inc.                                       12,738



         600   United States Filter Corp.                                     16,331
       1,200   USA Waste Services, Inc. *                                     46,313
         400   Wallace Computer Services, Inc.                                12,038
                                                                          ----------
                                                                             422,150
                                                                          ----------

                See accompanying notes to financial statements.

GATEWAY MID CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------
               STEEL & IRON  0.70%
         200   AK Steel Holding Corporation                            $       8,819
         500   Allegheny International Inc.                                   17,969
         100   Carpenter Technology Corporation                                4,575
         100   Lukens Inc.                                                     1,884
         200   Oregon Steel Mills, Inc.                                        3,994
         200   Precision Castparts Corporation                                11,950
                                                                          ----------
                                                                              49,191
                                                                          ----------

               UTILITIES  12.58%
       1,100   360(degree)Communications Company *                            18,769
         700   AES Corporation *                                              49,459
         500   AGL Resources Inc.                                             10,313
         400   Aliant Communications Inc.                                      7,825
       1,100   Allegheny Power System, Inc.                                   29,391
         600   American Water Works Company, Inc.                             12,825
         500   Atlantic Energy Inc.                                            8,391
         100   Black Hills Corporation                                         2,853
         400   Brooklyn Union                                                 11,463
         500   California Energy Company *                                    19,000
         200   Central Louisiana Electric Company, Inc.                        5,600
         400   Central Maine Power Company                                     4,963
         500   Century Telephone Enterprises, Inc.                            16,813
         800   CMS Energy Corporation                                         28,225
         400   COMSAT                                                          9,513
         600   Delmarva Power & Light Company                                 11,438
         500   El Paso Energy Corporation                                     27,500
         900   Florida Progress Corporation                                   28,209
         300   Hawaiian Electric Industries, Inc.                             11,588
         300   Idaho Power Company                                             9,431
         700   Illinova Corporation                                           15,444
         300   Indiana Energy, Inc.                                            7,341
         500   IPALCO Enterprises, Inc.                                       15,672
         400   Kansas City Power & Light Company                              11,425
         700   LCI International Inc. *                                       15,269
         600   LG&E Energy Corp.                                              13,238
         600   MCN Energy Group Inc.                                          18,356
         888   MidAmerican Energy Holdings Company                            15,374
         300   Minnesota Power                                                 9,122
         300   National Fuel Gas Company                                      12,581
         400   Nevada Power Company                                            8,513

     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------

               UTILITIES - Continued
         600   New England Electric System                              $     22,219
         700   New York State Electric & Gas Corporation                      14,634
       2,000   NEXTEL Communications, Inc. *                                  37,813
         500   NIPSCO Industries, Inc.                                        20,672
       1,200   Northeast Utilities                                            11,325
         400   OGE Energy Corp.                                               18,213
         800   Pinnacle West Capital Corporation                              24,100
         400   Portland General Corporation                                   15,900
       1,000   Potomac Electric Power Company                                 23,156
         600   Public Service Company of Colorado                             24,919
         400   Public Service Company of New Mexico                            7,175
         600   Puget Sound Energy                                             15,881
         900   SCANA Corporation                                              22,388
         600   Southern New England Telecommunications Corporation            23,363
         400   Southwestern Public Service Company                            15,725
       1,000   TECO Energy, Inc.                                              25,563
         500   Telephone & Data Systems, Inc.                                 18,969
         500   The Montana Power Company                                      11,609
         400   UtiliCorp United                                               11,625
         400   Vanguard Cellular Systems, Inc. *                               5,525
         400   Washington Gas Light Company                                   10,000
       1,000   Wisconsin Energy Corporation                                   24,813
         300   WPL Holdings, Inc.                                              8,381
                                                                          ----------
                                                                             879,872
                                                                          ----------

               TOTAL COMMON STOCKS 93.39%                                  6,530,739
               (cost $4,814,287)                                          ----------


                See accompanying notes to financial statements.

GATEWAY MID CAP INDEX FUND

Portfolio of Investments - June 30, 1997 (unaudited)


   Contracts                                                                   Value
  -----------------------------------------------------------------------------------

               PUT OPTIONS ON THE STANDARD & POOR's 100
                  STOCK INDEX 0.18%

           57  Expiring August 15, 1997 at 750                          $     12,825
               (cost $58,574)

               REPURCHASE AGREEMENT 4.78%
               5.25% repurchase agreement dated June 30, 1997
               with Star Bank, N.A., due July 1, 1997
               (repurchase proceeds $334,049)
               collateralized by $355,000
               6.5% GNMA Pool #8359, maturity January 20, 2024
               (market value $363,431)                                       334,000
                                                                          ----------

               TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 98.35%           6,877,564

               OTHER ASSETS & LIABILITIES, NET 1.65%                         115,400
                                                                          ----------

               NET ASSETS 100%                                            $6,992,964
                                                                          ==========
               *   Denotes a non-income producing security.


GATEWAY MID CAP INDEX FUND
Statement of Assets and Liabilities - June 30, 1997 (unaudited)


ASSETS:
Common stocks, at value (original cost $4,814,287)                       $6,530,739
Put options, at value (original cost $58,574)                                12,825
Repurchase agreement                                                        334,000
Receivable for investments sold                                             288,830
Receivable for fund shares sold                                              11,000
Dividends receivable                                                          5,763
Cash                                                                            950
Other assets                                                                 12,062
                                                                         ----------
                                                                          7,196,169
                                                                         ----------

LIABILITIES:
Payable for securities purchased                                            195,867
Other accrued expenses and liabilities                                        7,338
                                                                         ----------
                                                                            203,205
                                                                         ----------

NET ASSETS                                                               $6,992,964
                                                                         ==========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 503,964 shares outstanding
   (unlimited number of shares authorized, no par value)                 $5,145,484
Accumulated realized gain, net                                              176,777
Unrealized appreciation, net                                              1,670,703
                                                                         ----------

                                                                         $6,992,964
                                                                         ==========

NET ASSET VALUE, OFFERING, AND
   REDEMPTION PRICE PER SHARE                                               $13.88
                                                                            ======

                See accompanying notes to financial statements.

GATEWAY MID CAP INDEX FUND
Statement of Operations - For the Six Months Ended June 30, 1997 (unaudited)


   INVESTMENT INCOME:
   Dividend income                                                       $    47,334
   Interest income                                                             5,858
                                                                          ----------
                                                                              53,192
                                                                          ----------

   EXPENSES:
   Investment advisory and management fees                                    28,779
   Transfer agent and accounting fees                                         38,698
   Registration fees                                                           8,391
   Professional fees                                                           6,120
   Custodian fees                                                              5,439
   Reports to shareholders                                                     3,409
   Trustees' fees                                                              3,198
   Other expenses                                                              6,701
                                                                          ----------
                                                                             100,735

   Fees waived under contract                                                (28,779)
   Expenses reimbursed voluntarily                                            (8,005)
                                                                          ----------

   Net operating expenses                                                     63,951
                                                                          ----------


   NET INVESTMENT LOSS                                                       (10,759)
                                                                          ----------

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments:

      Securities                                                             269,064
      Put options expired and closed                                        (105,651)
                                                                          ----------
                                                                             163,413
                                                                          ----------

   Change in unrealized appreciation (depreciation) on investments:
      Securities                                                             445,398
      Put options                                                            (33,674)
                                                                          ----------
                                                                             411,724
                                                                          ----------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                           575,137
                                                                          ----------

   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                     $  564,378
                                                                          ==========

GATEWAY MID CAP INDEX FUND
Statements of Changes in Net Assets (unaudited)

                                                                 Six Months
                                                                    Ended              Year Ended
                                                                June 30, 1997       December 31, 1996
                                                                -------------       -----------------
FROM OPERATIONS:
Net investment income                                           $   (10,759)        $   (15,232)
Net realized gain on investments                                    163,413             299,165
Change in unrealized appreciation (depreciation)
   of investments                                                   411,724             572,860
                                                                -----------         -----------
Net increase in net assets resulting from operations                564,378             856,793
                                                                -----------         -----------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS:
From net realized gain on investments                                  --              (287,434)
                                                                -----------         -----------
Decrease in net assets from dividends and distributions                --              (287,434)
                                                                -----------         -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                           875,435           1,122,760
Net asset value of shares issued in reinvestment of
   dividends and distributions                                         --               270,267
Payments for shares redeemed                                       (738,967)         (1,363,697)
                                                                -----------         -----------
Net increase in net assets from fund shares transactions            136,468              29,330
                                                                -----------         -----------

NET INCREASE IN NET ASSETS                                          700,846             598,689

NET ASSETS:
Beginning of period                                               6,292,118           5,693,429
                                                                -----------         -----------
End of period                                                   $ 6,992,964         $ 6,292,118
                                                                ===========         ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                          87,925              91,308
Shares issued in reinvestment of dividends
   and distributions                                                   --                19,564
Less shares redeemed                                                (76,312)           (108,756)
                                                                -----------         -----------

NET INCREASE IN SHARES OUTSTANDING                                   11,613               2,116
                                                                ===========         ===========

               See accompanying notes to financial statements


GATEWAY MID CAP INDEX FUND
Financial Highlights - Per share data for a share outstanding throughout each period (unaudited)

                                                                                                      Six Months
                                            Six Months                                                  Ended
                                              Ended                 Year Ended December 31,           December 31,
                                           June 30, 1997   1996     1995(3)       1994        1993      1992(1)
                                           -------------   ----     --------      ----        ----      --------

Net asset value, beginning of period        $  12.78    $  11.61    $   9.58    $  10.16    $  10.04    $  10.00
                                            --------    --------    --------    --------    --------    --------

Net investment income (loss)                   (0.02)      (0.02)       0.03        0.08        0.11        0.03
Net gains (losses) on securities                1.12        1.80        2.43       (0.60)       0.41        0.04
                                            --------    --------    --------    --------    --------    --------

   Total from investment operations             1.10        1.78        2.46       (0.52)       0.52        0.07
                                            --------    --------    --------    --------    --------    --------

Dividends from net investment income            --          --         (0.06)      (0.05)      (0.11)      (0.03)
Distributions from capital gains                --         (0.61)      (0.37)      (0.01)      (0.29)       --
                                            --------    --------    --------    --------    --------    --------

   Total distributions                          --         (0.61)      (0.43)      (0.06)      (0.40)      (0.03)
                                            --------    --------    --------    --------    --------    --------

Net asset value, end of period              $  13.88    $  12.78    $  11.61    $   9.58    $  10.16    $  10.04
                                            ========    ========    ========    ========    ========    ========

TOTAL RETURN                                    8.61%(5)   15.33%      25.68%      (5.12%)      5.18%       0.70%(5)

Net assets, end of period (millions)        $   6.99    $   6.29    $   5.69    $   6.59    $  10.46    $  10.69

Ratio of net expenses to average
   net assets (2)                               2.00%       2.00%       1.98%       1.50%       1.50%       1.50%

Ratio of net investment income (loss)
   to average net assets (2)                   (0.34%)     (0.25%)      0.05%       0.59%       1.06%       1.39%

Portfolio turnover rate                            7%(5)      14%         18%          8%        105%          0%(5)

Average commission per share                $ 0.0374    $ 0.0335          --(4)       --(4)       --(4)       --(4)


(1)  The Mid Cap Index Fund commenced operations on September 30, 1992.
(2)  The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.25% in 1997, 0.29% in 1996, and 0.02% in 1995 had the
     Adviser not voluntarily reimbursed expenses. Ratios are annualized in periods less than one year.
(3)  On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.
(4)  Disclosure of average commission per share was not required prior to the year ended December 31, 1996.
(5)  Not annualized.

                See accompanying notes to financial statements.

GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------
               AEROSPACE & EQUIPMENT  1.36%
       1,200   Kaman Corporation                                      $       18,150
       2,200   Teleflex Incorporated                                          68,888
       1,100   Thiokol Corporation                                            77,275
                                                                          ----------
                                                                             164,313
                                                                          ----------

               APPAREL  1.68%
       1,200   Brown Group, Inc.                                              22,388
       1,400   Gymboree Corp.                                                 33,556
       1,200   Kellwood Company                                               33,263
       3,000   Stride-Rite Corp.                                              38,906
       1,900   Westpoint Stevens Inc. *                                       74,219
                                                                          ----------
                                                                             202,332
                                                                          ----------

               AUTOMOBILES & PARTS  1.68%
       1,400   Arvin Industries, Inc.                                         38,063
       1,100   Clarcor Inc.                                                   27,191
       2,000   Federal-Mogul Corporation                                      69,938
       1,600   Superior Industries International, Inc.                        42,250
       1,000   The Standard Products Co.                                      25,281
                                                                          ----------
                                                                             202,723
                                                                          ----------

               BUILDING MATERIALS & CONSTRUCTION  2.33%
       1,700   Centex Corporation                                             69,116
       2,300   Kaufman and Broad Home Corporation                             40,322
       2,100   Lennar Corporation                                             67,134
       1,400   Pulte Corporation                                              48,388
       1,300   Southdown Inc.                                                 56,794
                                                                          ----------
                                                                             281,754
                                                                          ----------

               BUSINESS SERVICES & SUPPLIES  2.91%
       2,100   AMRESCO, Inc.                                                  45,281
       2,800   APAC TeleServices Inc.                                         54,513
       1,900   Coventry Corp. *                                               28,916
       1,927   Information Resources, Inc. *                                  27,460
       2,600   Pittston Brink's Group                                         78,244
       2,300   Rollins, Inc.                                                  46,000
       3,300   Sotheby's Holdings, Inc.                                       55,584
       1,100   The Profit Recovery Group International, Inc. *                15,159
                                                                          ----------
                                                                             351,157
                                                                          ----------

     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------

               CHEMICALS  1.25%
         600   Chemed Corporation                                     $       22,425
         800   Fuller (H. B.) Company                                         44,025
       2,800   Lawter International, Inc.                                     34,388
         800   Petrolite Corporation                                          49,500
                                                                          ----------
                                                                             150,338
                                                                          ----------

               COMPUTER SOFTWARE & PERIPHERALS  6.97%
       2,500   American Management Systems Inc.                               67,031
       1,100   Broderbund Software Inc.                                       27,225
       1,900   Cerner Corporation *                                           39,900
       1,600   Citrix Systems Inc.                                            70,250
       3,600   Computervision Corporation *                                   16,425
       1,500   Exabyte Corporation *                                          19,219
       2,800   Intuit Inc.                                                    64,138
       2,000   Macromedia Inc. *                                              17,313
       1,400   Medic Computer Systems, Inc. *                                 31,194
       2,600   Network General Corp. *                                        38,594
       2,200   PSINet Inc. *                                                  16,638
       2,800   Rational Software Corp.                                        46,988
       2,900   S3 Incorporated *                                              31,809
       1,400   Shared Medical Systems Corporation                             75,425
       2,000   Structural Dynamics Research Corporation *                     52,563
       4,700   Sybase Inc.                                                    69,619
       3,300   Symantec Corp. *                                               64,453
       2,300   Symbol Technologies, Inc. *                                    77,409
       1,200   Xircom Inc. *                                                  14,400
                                                                          ----------
                                                                             840,593
                                                                          ----------

               ELECTRONICS & COMPUTERS  7.26%
       1,650   Baldor Electric Company                                        48,572
       1,100   Cyrix Corporation *                                            23,547
       2,600   DSP Communications, Inc. *                                     28,925
       2,300   ESS Technology Inc. *                                          29,469
       3,600   Geotek Communications, Inc. *                                  19,350
       3,600   Glenayre Technologies                                          59,063
       1,100   Hutchinson Technology Inc.                                     26,709
       4,800   Integrated Device Technology *                                 50,550
       2,400   Kemet Corp. *                                                  59,850
       1,800   Lam Research Corp.                                             66,769

                See accompanying notes to financial statements.

GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------
               ELECTRONICS & COMPUTERS - Continued
       1,400   Lattice Semiconductor *                                $       79,013
       2,300   Oak Technology, Inc. *                                         22,497
       3,000   Octel Communications Corp. *                                   70,219
       6,200   Paging Network Inc.                                            54,541
       2,200   Sequent Computer Systems, Inc. *                               46,406
       1,600   Shiva Corp.                                                    16,750
       2,100   Vitesse Semiconductor Corp.                                    68,578
       2,800   VLSI Technology, Inc. *                                        66,063
       2,300   Xylan Corp.                                                    39,172
                                                                          ----------
                                                                             876,043
                                                                          ----------

               ENERGY  5.77%
       1,900   Barrett Resources Corp.                                        56,881
       1,600   Benton Oil and Gas Co.                                         23,900
       1,300   FORCENERGY INC.                                                39,447
       6,300   Harken Energy Corp.                                            44,100
       1,100   Lomak Petroleum Inc.                                           19,559
       3,100   Marine Drilling Companies, Inc. *                              60,644
       1,600   Oneok, Inc.                                                    51,500
       2,000   Pogo Producing Company                                         77,313
       2,800   Pride International Inc.                                       67,113
       2,200   Quaker State Corporation                                       33,550
       3,800   Seagull Energy Corporation *                                   66,738
       1,500   Southwest Gas Corporation                                      29,813
       1,800   Southwestern Energy Company                                    23,456
         800   Swift Energy Co.                                               19,075
       1,500   Tesoro Petroleum Corp.                                         22,266
       1,900   Varco International, Inc. *                                    61,275
                                                                          ----------
                                                                             696,630
                                                                          ----------

               FINANCE, INSURANCE & REAL ESTATE  19.61%
       3,200   20th Century Industries                                        67,600
       2,700   ADVANTA                                                        99,056
       1,450   Alex. Brown Incorporated                                      102,452
       1,200   American Bankers Insurance Group, Inc.                         75,825
       1,800   Americredit Corp. *                                            37,800
       2,300   Arcadia Financial Ltd.                                         21,131
       1,300   Astoria Financial Corporation                                  61,750
       5,200   Catellus Development Corporation *                             94,250
       2,500   City National Corporation                                      60,391
       1,100   Coast Savings Financial, Inc. *                                49,981


     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------

               FINANCE, INSURANCE & REAL ESTATE - Continued
       1,200   Collective Bancorp, Inc.                               $       54,150
       2,600   Credit Acceptance Corporation *                                33,394
       1,800   Dauphin Deposit Corporation                                    80,156
       2,300   First Commerce Corporation                                    101,056
         600   Foremost Corporation of America                                35,925
       3,000   Glendale Federal Bank *                                        78,469
         900   Great Financial Corporation                                    31,725
       3,800   Healthsource, Inc. *                                           82,531
       2,300   Imperial Credit Industries Inc.                                47,366
       1,600   John Alden Financial Corporation                               33,400
         800   Life Re Corporation                                            37,300
       1,500   Long Island Bancorp, Inc.                                      54,422
       2,000   Magna Group, Inc.                                              68,875
       9,400   Mercury Finance Co.                                            22,619
       3,300   Mid Atlantic Medical Services *                                51,356
       3,500   Money Store Inc.                                              100,059
       1,100   NAC Re Corporation                                             53,213
         700   ONBANCorp, Inc.                                                35,656
       3,650   Peoples Bank                                                   94,900
       6,900   Reliance Group Holdings, Inc.                                  82,369
       1,900   Riggs National Corporation                                     38,831
       2,600   Rollins Truck Leasing Corp.                                    38,594
       2,600   Roosevelt Financial Group, Inc.                                57,850
       3,940   Sovereign Bancorp, Inc.                                        60,208
       1,200   The Liberty Corporation                                        48,863
       1,800   United Companies Financial Corporation                         50,850
       2,498   Valley National Bancorp                                        67,758
         800   Washington National Corporation                                22,775
       3,800   Western National Corporation                                  102,244
       1,100   Zenith National Insurance Corp.                                29,666
                                                                          ----------
                                                                           2,366,816
                                                                          ----------

               FOOD, BEVERAGE & TOBACCO  2.17%
       3,400   Chiquita Brands International                                  46,963
         900   Dreyer's Grand Ice Cream, Inc.                                 34,988
       5,100   Flowers Industries, Inc.                                       85,903
       1,200   International Multifoods Corporation                           30,113
       2,100   Ralcorp Holdings Inc. *                                        31,041
       1,900   Savannah Foods & Industries, Inc.                              33,369
                                                                          ----------
                                                                             262,377
                                                                          ----------

               See accompanying notes to financial statements.

GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------
               HEALTH  6.57%
       1,600   Acuson Corporation *                                   $       36,850
         900   Advanced Technology Laboratories, Inc. *                       38,588
       2,400   Advanced Tissue Sciences, Inc. *                               31,050
       1,600   Alliance Pharmaceutical Corp. *                                15,950
       1,600   Ballard Medical Products                                       32,300
       2,950   Bergen Brunswig Corporation                                    82,600
       1,269   Block Drug Company Inc.                                        55,360
       1,400   Cephalon, Inc. *                                               16,013
       1,600   Dentsply International Inc.                                    78,300
         900   Diagnostic Products Corporation                                28,406
       1,700   Gilead Sciences, Inc. *                                        47,069
       1,800   Haemonetics Corporation *                                      34,481
       1,800   Herbalife International, Inc.                                  29,138
       2,100   ICN Pharmaceuticals, Inc.                                      60,113
       1,400   Integrated Health Services, Inc.                               53,856
       1,700   Lincare Holdings Inc. *                                        73,153
       4,800   Perrigo Company *                                              60,300
       2,200   The Liposome Company, Inc. *                                   19,594
                                                                          ----------
                                                                             793,121
                                                                          ----------

               MACHINERY & RELATED PRODUCTS  3.35%
       1,400   BW/IP, Inc.                                                    28,438
       2,500   Cincinnati Milacron Inc.                                       64,453
       1,500   Gerber Scientific, Inc.                                        29,438
       2,300   Giddings & Lewis, Inc.                                         47,869
       1,300   Goulds Pumps, Incorporated                                     48,100
       1,600   Kennametal Inc.                                                68,800
         700   Lawson Products, Inc. *                                        18,944
         500   NACCO Industries, Inc.                                         28,188
       1,800   Silicon Valley Group, Inc. *                                   47,363
         800   Zurn Industries, Inc.                                          23,025
                                                                          ----------
                                                                             404,618
                                                                          ----------

               MINING & METALS  1.29%
       1,300   Coeur d'Alene Mines Corporation                                16,819
       1,600   Donaldson Company, Inc.                                        60,850
       8,300   Echo Bay Mines Ltd.                                            47,466
       3,400   Hecla Mining Company *                                         18,381
       2,000   Pegasus Gold Inc. *                                            12,188
                                                                          ----------
                                                                             155,704
                                                                          ----------

     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------

               MISCELLANEOUS  1.68%
       1,300   Avid Technology, Inc. *                                $       34,369
       2,700   Aztar Corporation *                                            18,984
       2,500   Grand Casinos, Inc. *                                          36,797
       1,300   Kimball International, Inc.                                    52,244
       2,800   Playtex Products Inc.                                          26,163
       1,000   Showboat, Inc.                                                 17,406
       2,000   Station Casinos Inc. *                                         16,688
                                                                          ----------
                                                                             202,651
                                                                          ----------

               OTHER CONSUMER DURABLES  3.04%
       1,900   Albany International Corp.                                     42,809
         800   Bassett Furniture Industries, Inc.                             23,000
       2,000   GenCorp Inc.                                                   46,313
       1,800   HON INDUSTRIES, Inc.                                           79,706
       1,100   La-Z-Boy Incorporated                                          39,600
       2,100   Mohawk Industries Inc.                                         47,513
         400   NCH Corporation                                                25,063
       1,200   Russ Berrie and Company, Inc.                                  26,288
       1,100   Stanhome Incorporated                                          36,128
                                                                          ----------
                                                                             366,420
                                                                          ----------

               OTHER INDUSTRIAL CYCLICALS  3.70%
       1,800   ACX Technologies, Inc. *                                       40,613
       1,100   Brush Wellman Inc.                                             22,997
       1,700   Carlisle Companies Incorporated                                59,288
       2,400   Data General Corporation *                                     62,325
       1,500   Hewlett-Packard Company                                        84,000
         500   MAXXAM Inc. *                                                  23,375
       2,600   OMI Corp. *                                                    24,863
       2,300   Overseas Shipholding Group, Inc.                               45,209
       1,700   The Standard Register Company                                  52,116
       1,100   The West Company, Incorporated                                 31,453
                                                                          ----------
                                                                             446,239
                                                                          ----------

               PAPER & FOREST PRODUCTS  1.58%
       1,400   Chesapeake Corporation                                         47,294
       3,400   Gaylord Container Corporation *                                26,138
       2,200   Pentair, Inc.                                                  72,188
       2,363   Wausau Paper Mills Company                                     44,897
                                                                          ----------
                                                                             190,517
                                                                          ----------

               See accompanying notes to financial statements.

GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------
               PRECISION INSTRUMENTS  1.41%
       2,000   AMETEK, Inc.                                           $       47,063
       1,800   Beckman Instruments, Inc.                                      86,963
       1,200   Credence Systems Corporation *                                 35,963
                                                                          ----------
                                                                             169,989
                                                                          ----------

               RETAIL  4.30%
       2,400   Best Buy Co.,  Inc. *                                          35,625
       6,600   Charming Shoppes, Inc. *                                       34,341
       1,900   Duty Free International, Inc.                                  35,625
       1,600   Eagle Hardware & Garden, Inc. *                                36,550
       1,800   Fred Meyer, Inc. *                                             93,094
       2,100   Lands' End, Inc. *                                             62,278
       1,500   Mac Frugal's Bargainso Close-outs Inc. *                       40,828
       1,900   Micro Warehouse, Inc. *                                        32,597
       3,000   Ross Stores, Inc.                                              97,969
       3,000   Sunglass Hut International Inc.                                19,031
       1,600   The Dress Barn, Inc. *                                         31,150
                                                                          ----------
                                                                             519,088
                                                                          ----------

               SERVICES  9.89%
       1,300   Airborne Freight Corporation                                   54,438
         900   Alaska Air Group, Inc. *                                       23,091
       1,800   Arnold Industries, Inc.                                        30,825
       1,800   Banta Corporation                                              49,050
       2,500   Calgon Carbon Corporation                                      34,766
       1,857   Chris-Craft Industries, Inc. *                                 89,600
       5,700   Extended Stay America Inc.                                     89,775
       1,100   Gibson Greetings, Inc. *                                       24,819
       1,500   Golden Books Family Entertainment, Inc. *                      18,938
         900   Houghton Mifflin Company                                       60,075
       2,600   Hunt (J. B.) Transport Services, Inc.                          39,163
       1,300   International Dairy Queen, Inc. *                              31,038
       2,400   Lone Star Steakhouse & Saloon, Inc. *                          62,550
       1,500   Luby's Cafeterias, Inc.                                        29,906
         800   New England Business Service, Inc.                             21,075
       1,700   Papa John's International                                      62,794
       2,200   Pixar Animation Studios *                                      34,513

     Shares                        Common Stocks                               Value
  -----------------------------------------------------------------------------------

               SERVICES - Continued
       1,333   Pulitzer Publishing Company                            $       70,566
       2,000   Regal Cinemas Inc.                                             65,875
       1,100   Ruby Tuesday Inc.                                              24,681
       1,200   Sbarro, Inc.                                                   33,263
       1,000   Shorewood Packaging Corp. *                                    22,813
       1,500   TCA Cable TV Incorporated                                      56,344
       2,600   Wallace Computer Services, Inc.                                78,244
       1,900   World Color Press, Inc. *                                      45,125
       1,800   Yellow Corporation *                                           40,163
                                                                          ----------
                                                                           1,193,490
                                                                          ----------

               STEEL & IRON  1.27%
       1,600   AK Steel Holding Corporation                                   70,550
       1,800   Birmingham Steel Corporation                                   27,900
       1,200   Carpenter Technology Corporation                               54,900
                                                                          ----------
                                                                             153,350
                                                                          ----------

               UTILITIES  5.55%
       1,300   Brightpoint Inc.                                               42,372
       1,000   Central Hudson Gas & Electric Corporation                      34,469
         900   CILCORP Inc.                                                   37,181
       1,200   Eastern Utilities Associates                                   21,863
       1,700   IES Industries Inc.                                            50,203
       1,650   MDU Resources Group, Inc.                                      39,703
       3,300   Mobile Telecommunication Tech Corp.                            47,541
       7,700   Northeast Utilities                                            72,669
       1,867   NTL Inc.                                                       46,208
         900   Orange & Rockland Utilities, Inc.                              30,291
       2,600   Public Service Company of New Mexico                           46,638
       1,800   Sierra Pacific Resources                                       57,600
       1,350   Southern Indiana Gas & Electric Co.                            34,298
       1,980   Tucson Electric Power Company *                                28,586
       2,100   UGI Corporation                                                46,397
       2,500   Vanguard Cellular Systems, Inc. *                              34,531
                                                                          ----------
                                                                             670,550
                                                                          ----------

               TOTAL COMMON STOCKS 96.62%                                $11,660,813
                                                                         -----------
               (cost $9,829,418)

                See accompanying notes to financial statements.

GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1997 (unaudited)


   Contracts                                                                   Value
  -----------------------------------------------------------------------------------

               PUT OPTIONS ON THE STANDARD & POOR's 100
                  STOCK INDEX  0.22%
         100   Expiring August 15, 1997 at 750                        $       22,500
           7   Expiring September 19, 1997 at 750                              3,544
               (cost $109,350)                                           -----------
                                                                              26,044

               REPURCHASE AGREEMENT 3.36%
               5.25% repurchase agreement dated June 30, 1997
               with Star Bank, N.A., due July 1, 1997
               (repurchase proceeds $406,059)
               collateralized by $430,000
               6.5% GNMA Pool #8359, maturity January 20, 2024
               (market value $440,213)                                       406,000
                                                                         -----------

               TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 100.20%         12,092,857

               OTHER ASSETS & LIABILITIES, NET (0.20%)                       (24,380)
                                                                         -----------

               NET ASSETS 100%                                           $12,068,477
                                                                         ===========

               *   Denotes a non-income producing security.


GATEWAY SMALL CAP INDEX FUND
Statement of Assets and Liabilities - June 30, 1997 (unaudited)


ASSETS:
Common stocks, at value (original cost $9,829,418)                      $11,660,813
Put options, at value (original cost $109,350)                               26,044
Repurchase agreement                                                        406,000
Receivable for investments sold                                              28,102
Dividends receivable                                                          9,785
Receivable for fund shares sold                                               5,025
Cash                                                                            413
Other assets                                                                 12,356
                                                                        -----------
                                                                         12,148,538
                                                                        -----------

LIABILITIES:
Payable for securities purchased                                             70,101
Other accrued expenses and liabilities                                        9,960
                                                                        -----------
                                                                             80,061
                                                                        -----------

NET ASSETS                                                              $12,068,477
                                                                        ===========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 914,608 shares outstanding
   (unlimited number of shares authorized, no par value)               $  9,624,494
Undistributed net investment income                                           1,119
Accumulated realized gain, net                                              694,775
Unrealized appreciation, net                                              1,748,089
                                                                        -----------
                                                                        $12,068,477
                                                                        ===========

NET ASSET VALUE, OFFERING, AND
   REDEMPTION PRICE PER SHARE                                               $13.20
                                                                            ======

                See accompanying notes to financial statements.

GATEWAY SMALL CAP INDEX FUND
Statement of Operations - For the Six Months Ended June 30, 1997 (unaudited)


INVESTMENT INCOME:
Dividend income                                                       $      75,476
Interest income                                                               8,966
                                                                        -----------
                                                                             84,442
                                                                        -----------

EXPENSES:
Investment advisory and management fees                                      50,098
Transfer agent and accounting fees                                           38,698
Reports to shareholders                                                       8,682
Registration fees                                                             8,361
Professional fees                                                             7,618
Custodian fees                                                                5,117
Trustees' fees                                                                3,781
Other expenses                                                                3,610
                                                                        -----------
                                                                            125,965

Fees waived under contract                                                  (42,642)
                                                                        -----------

Net operating expenses                                                       83,323
                                                                        -----------

NET INVESTMENT INCOME                                                         1,119
                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:

   Securities                                                               852,806
   Put options expired and closed                                          (185,227)
                                                                        -----------
                                                                            667,579
                                                                        -----------

Change in unrealized appreciation (depreciation) on investments:
   Securities                                                               434,781
   Put options                                                              (62,579)
                                                                        -----------
                                                                            372,202
                                                                        -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                           1,039,781
                                                                        -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                      $ 1,040,900
                                                                        ===========

GATEWAY SMALL CAP INDEX FUND
Statement of Changes in Net Assets (unaudited)

                                                            Six Months
                                                               Ended             Year Ended
                                                           June 30, 1997     December 31, 1996
                                                           -------------     -----------------
FROM OPERATIONS:
Net investment income                                      $      1,119        $      3,184
Net realized gain on investments                                667,579             730,933
Change in unrealized appreciation (depreciation)
   of investments                                               372,202             866,253
                                                           ------------        ------------
Net increase in net assets resulting from operations          1,040,900           1,600,370
                                                           ------------        ------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS:
From net investment income                                            -              (3,184)
From net realized gain on investments                                 -            (737,327)
                                                           ------------        ------------
Decrease in net assets from dividends and distributions               -            (740,511)
                                                           ------------        ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                     1,154,857           2,678,237
Net asset value of shares issued in reinvestment of
   dividends and distributions                                        -             688,952
Payments for shares redeemed                                 (1,048,166)         (2,724,199)
                                                           ------------        ------------
Net increase in net assets from fund shares transactions        106,691             642,990
                                                           ------------        ------------

NET INCREASE IN NET ASSETS                                    1,147,591           1,502,849

NET ASSETS:
Beginning of period                                          10,920,886           9,418,037
                                                           ------------        ------------
End of period                                              $ 12,068,477        $ 10,920,886
                                                           ============        ============

FUND SHARE TRANSACTIONS:
Shares sold                                                     125,655             218,498
Shares issued in reinvestment of dividends
   and distributions                                                  -              57,127
Less shares redeemed                                           (116,282)           (222,488)
                                                           ------------        ------------

NET INCREASE IN SHARES OUTSTANDING                                9,373              53,137
                                                           ============        ============

                See accompanying notes for financial statements.


GATEWAY SMALL CAP INDEX FUND
Financial Highlights - Per share data for a share outstanding throughout each period (unaudited)
                                                                                                   From June 16
                                               Six Months                                                to
                                                 Ended              Year Ended December 31,         December 31
                                                June 30,        1996       1995(4)         1994        1993(1)
                                               ---------        ----       ----            ----        ----
                                                 1997

Net asset value, beginning of period            $  12.06       $  11.05       $   9.63       $  10.35       $  10.00
                                                --------       --------       --------       --------       --------

Net investment income (loss)                        --             0.01           0.03          (0.02)          0.04
Net gains (losses) on securities                    1.14           1.87           2.07          (0.60)          0.61
                                                --------       --------       --------       --------       --------

   Total from investment operations                 1.14           1.88           2.10          (0.62)          0.65
                                                --------       --------       --------       --------       --------

Dividends from net investment income                --            (0.01)         (0.01)          --            (0.04)
Distributions from capital gains                    --            (0.86)         (0.67)         (0.10)         (0.26)
                                                --------       --------       --------       --------       --------
   Total distributions                              --            (0.87)         (0.68)         (0.10)         (0.30)
                                                --------       --------       --------       --------       --------

Net asset value, end of period                  $  13.20       $  12.06       $  11.05       $   9.63       $  10.35
                                                ========       ========       ========       ========       ========

TOTAL RETURN                                        9.45%(3)      17.04%         21.81%         (5.99%)         6.50%(3)

Net assets, end of period (millions)            $  12.07       $  10.92       $   9.42       $   9.66       $  13.00

Ratio of net expenses to average
   net assets (2)                                   1.50%          1.50%          1.68%          2.00%          1.92%

Ratio of net investment income (loss)
   to average net assets (2)                        0.02%          0.03%          0.09%         (0.14%)         0.98%

Portfolio turnover rate                               22%(3)         20%            20%            39%             3%(3)

Average commission per share                    $ 0.0390       $ 0.0371             --(5)          --(5)          --(5)

(1)  The Small Cap Index Fund commenced operations on June 16, 1993.
(2)  The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.08% in 1993 had the Adviser not voluntarily reimbursed expenses.
     Ratios are annualized in periods less than one year.
(3)  Not annualized.
(4)  On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.
(5)  Disclosure of average commission per share was not required prior to the year ended December 31, 1996.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of Gateway Mid Cap Index Fund (Mid Cap) and Gateway Small Cap Index Fund (Small Cap), (collectively the Funds), are included in this report. The primary investment objective of both the Gateway Mid Cap Index Fund and the Gateway Small Cap Index Fund is long-term growth of capital. The Gateway Mid Cap Index Fund and the Gateway Small Cap Index Fund attempt to achieve their investment objectives primarily by investing in the 400 stocks included in the S&P MidCap 400 Index and the 250 stocks included in the Wilshire Small Cap Index, respectively, and by purchasing put or call options on an index. The financial statements of Gateway Index Plus Fund and the Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Funds' significant accounting policies.

INVESTMENTS VALUATION - The Funds normally value common stocks and option contracts at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid annually.

FEDERAL INCOME TAXES - The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable income to the shareholders. Based on this policy, the Funds make no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes. Tax regulations require the Funds to assume that open option contracts are closed each year end and include the resulting calculated capital gain or loss in the determination of federal taxable income.

REPURCHASE AGREEMENTS - The Funds require the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Funds enter into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  TRANSACTIONS WITH AFFILIATES

Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Funds prior to December 15, 1995. On December 15, 1995, the advisory contracts between the Funds and GIA were terminated, and new contracts were entered into with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contracts. The Funds pay the Adviser an advisory fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the respective fund, 0.70% of the next $50 million, and 0.60% of all such assets over $100 million.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of Small Cap's average daily net assets or 1.50% of Mid Cap's average daily net assets, the advisory contracts require the Adviser to waive some or all of its advisory fee as necessary to limit each Fund's expenses to the stated level. For 1997, the Adviser agreed to voluntarily waive some or all of its advisory fee if the Small Cap's expense ratio exceeded 1.50%. Any contractual or voluntary waiver, however, would not exceed the aggregate advisory fee paid by the Fund for the applicable year. As a result, for the six months ended June 30, 1997, the Adviser waived advisory fees of $28,779 for Mid Cap and $42,642 for Small Cap. Additionally for 1997, the Adviser voluntarily reimbursed other expenses of Mid Cap as necessary to limit Mid Cap's expenses to 2.00%, and accordingly reimbursed $8,005 in expenses.

The Adviser maintains the Funds' accounting records for a monthly fee of $4,000 for each fund. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Funds reimburse the Adviser

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited)

for the cost to provide these services subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At June 30, 1997, the Adviser held in a fiduciary capacity 55% of Mid Cap's outstanding shares, and 48% of Small Cap's outstanding shares.

3.  SECURITIES TRANSACTIONS

For the six months ended June 30, 1997, purchases and proceeds from sales of common stocks are as follows:


                                                     MID CAP       SMALL CAP
                                                     -------       ---------
   Purchases of investment securities                 $437,957      $2,370,300
   Proceeds from sales of investment securities        692,799       2,731,828

The Funds may buy put or call options on stock indexes. The purchase of options involves the risk of loss of all or part of the cash paid for the options. The value of purchased puts increases to offset declines and decreases to offset rises in the portfolio value. The value of purchased calls increases proportionately to the value of the underlying index.

4.  UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

Unrealized appreciation (depreciation) of common stocks at June 30, 1997, based on the cost of investments, is as follows:

                                                MID CAP       SMALL CAP
                                                -------       ---------
 Gross unrealized appreciation                 $2,097,469     $2,642,939
 Gross unrealized depreciation                   (381,017)      (811,544)
                                              -----------    -----------
 Net unrealized appreciation                   $1,716,452     $1,831,395
                                               ==========     ==========


THE GATEWAY TRUST

                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly S. Gordon
                                 R. S. Harrison
                                 Walter G. Sall
                              William H. Schneebeck

                                     (LOGO)

                               THE GATEWAY TRUST
                                 P. O. BOX 5211

                           CINCINNATI, OH 45201-5211
                                 (800) 354-6339

                                  CINCINNATI(R)
                                      FUND
                   P. O. BOX 8211 CINCINNATI, OHIO 45201-5211
                                 (800) 354-5525







                                  CINCINNATI(R)
                                      FUND




                                   SEMI-ANNUAL
                                     REPORT
                                      1997

                                CINCINNATI FUND(R)
                          Highlights at June 30, 1997


                                               AVERAGE ANNUAL TOTAL RETURN
                                    ---------------------------------------------------
                             Past     One     Three    Five      Ten   Since Inception    Price
                            Quarter   Year    Years    Years    Years     on 11/7/94    Per Share
                            -------   ----    -----    -----    -----     ----------    ---------
   CINCINNATI FUND(R)        9.50%   20.68%    n/a      n/a      n/a        24.43%         $17.06


   S&P 500                  17.46    34.70     28.86     19.78   14.63

   Lehman Gov't/Corp. Bond   3.64     7.74      8.33      7.23    8.72

   U. S. Inflation (CPI)     0.09     2.20      2.67      2.70    3.50


                                                  CUMULATIVE TOTAL RETURN
                                    ---------------------------------------------------
                             Past      One    Three     Five       Ten   Since Inception
                            Quarter    Year   Years    Years      Years    on 11/7/94
                            -------    ----   -----    -----      -----    ----------
   CINCINNATI FUND(R)         9.50%   20.68%    n/a     n/a        n/a        78.22%


   S&P 500                   17.46    34.70   113.97    146.55  291.62

   Lehman Gov't/Corp. Bond    3.64     7.74    27.14     41.77  130.82

   U. S. Inflation (CPI)      0.09     2.20     8.21     14.23   41.07






Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

         This report must be preceded by or accompanied by a prospectus.

                                                               CINCINNATI FUND 1

                                CINCINNATI FUND(R)
                            Letter from the Chairman

Dear Shareholder:

         The Cincinnati Fund(R) continued its excellent record of growth in the second quarter and first half of 1997. Companies in the Greater Cincinnati Area delivered further increases in sales and profits. The Cincinnati Fund delivered those benefits to shareholders through increases in its share price.

         In the accompanying portfolio manager's report, Patrick Rogers comments on the Fund's recent successes. Business prosperity has now permeated every sector of the Midwest's economy. Management of your Fund is striving to deliver the gains endemic to our region to you in the most efficient manner. The Fund's management is committed to representing Cincinnati's fine business community in its portfolio.

         In conclusion, I am very pleased to announce the April 1997 appointment of Mr. James M. Anderson, President and Chief Executive Officer of Children's Hospital Medical Center in Cincinnati, to the Board of Trustees of The Gateway Trust. Mr. Anderson brings a great deal of business, financial, and legal experience to Gateway. On behalf of fellow boardmembers and all our shareholders, I welcome him to our Board!

                                                   Cordially,

                                                   /s/Walter G. Sall

                                                   Walter G. Sall
                                                   Chairman
2 CINCINNATI FUND

                                CINCINNATI FUND(R)
                   Portfolio Manager's Report - June 30, 1997

         We are pleased to report on another strong semi-annual period for the Cincinnati Fund(R) which produced a 10.78% return for the six months ending June 30, 1997. Over the trailing twelve months, the Fund's performance was 20.68%, and it has delivered an annualized return of 24.43% since inception.

                                  Top Holdings

         The only significant change made in the Fund's top holdings since December 31, 1996, was in Federated Department Stores, Inc. This Cincinnati-based retailer currently operates over 400 department stores and 150 specialty stores nationally, including Bloomingdale's, The Bon Marche, Burdines, Goldsmith's, Lazarus, Macy's, Rich's and Stern's. Consistently one of the Cincinnati Fund's larger weightings, the Fund has taken advantage of lower stock prices to selectively increase its position in Federated.

----------------------------------------------------------
                    Top Ten Holdings
                   As of June 30, 1997
----------------------------------------------------------
The Kroger Co.                                    4.88%
Cinergy Corp.                                     4.67%
Cincinnati Bell Inc.                              4.51%
The Procter & Gamble Company                      3.92%
Cincinnati Financial Corporation                  3.23%
Federated Department Stores, Inc.                 3.11%
Comair Holdings, Inc.                             2.97%
American Financial Group, Inc.                    2.63%
Delta Air Lines, Inc.                             2.48%
General Electric Company                          2.38%
----------------------------------------------------------

                                                               CINCINNATI FUND 3

                                CINCINNATI FUND(R)
                   Portfolio Manager's Report - June 30, 1997

                           Additions and Stock Splits

         New assets received from shareholders are typically invested to increase the existing positions of companies already held in the Fund. However, a few new stocks were added to the portfolio during the first six months of 1997 -- the most notable being Loewen Group, Inc. and Harte-Hanks Communications Inc. Loewen Group is North America's second largest funeral home and cemetery operator. The company's aggressive acquisition program in the United States included many funeral homes in the Cincinnati area. Harte-Hanks Communications is one of America's largest direct marketing services companies. It recently announced the sale of its publishing assets (mainly newspapers in Texas) to another Fund holding, The E. W. Scripps Company. Harte-Hanks Communications also publishes weekly advertising publications, known as Shoppers, which are delivered nationally to over seven million households.

         Due to the current strength of the stock market, corporations are taking advantage of this environment to announce stock splits. Although a split does not technically increase the value of the company, it is widely interpreted as a signal of confidence from inside the company. It also creates a lower stock price which allows individual investors the ability to purchase more shares, thereby creating demand for the stock. This phenomenon was evident in the Cincinnati Fund as shown below:

   ----------------------------------------------------------------------------
                                  Stock Splits
   ----------------------------------------------------------------------------
                Company                      Split           Effective Date
   ----------------------------------------------------------------------------
   Cincinnati Bell Inc.                     2 for 1              6/2/97
   General Electric Company                 2 for 1              5/12/97
   The Kroger Co.                           2 for 1              4/23/97
   Star Banc Corporation                    3 for 1              1/16/97
   ----------------------------------------------------------------------------


         In addition, Fifth Third Bancorp and The Procter & Gamble Co. recently announced plans to split their stocks, three for two and two for one, respectively.

4 CINCINNATI FUND

                                CINCINNATI FUND(R)
                   Portfolio Manager's Report - June 30, 1997

                            Largest Sector Weightings

         Although the Finance sector remains the largest group in the Cincinnati Fund, we have modified the allocations within this group. We have been adding to the positions in insurance stocks while retaining the existing level of bank holdings.

         As always, the entire staff at Gateway thanks you for your support of the Cincinnati Fund. Because of you, the Fund now has over 2,400 shareholder accounts and continues to grow.

                                                   Sincerely,

                                                   /s/ J. Patrick Rogers

                                                   J. Patrick Rogers, CFA
                                                   Portfolio Manager

                                                               CINCINNATI FUND 5

                                CINCINNATI FUND(R)
                       Industry Weightings - June 30, 1997

                    [Data in table presented as a pie chart]

                 Energy                                1.47%
                 Technology                            6.15%
                 Finance                              19.97%
                 Industrial Cyclicals                  7.80%
                 Consumer Staples                      6.27%
                 Services                             12.76%
                 Consumer Durables                     3.30%
                 Retail                               10.45%
                 Health                                3.95%
                 Utilities                             9.96%



                          As a percentage of net assets



6 CINCINNATI FUND

                                CINCINNATI FUND(R)
               Portfolio of Investments - June 30, 1997(unaudited)


       Shares                        Common Stocks                                     Value
       ------                        -------------                                     -----

                     CONSUMER DURABLES  3.30%
         2,800       Cintas Corporation                                        $     192,675
         3,500       Ford Motor Company                                              133,875
         1,600       General Motors Corporation                                       89,200
                                                                               -------------
                                                                                     415,750
                                                                               -------------

                     CONSUMER STAPLES  6.27%
         3,500       Chiquita Brands International                                    48,344
         3,300       Heinz (H. J.) Company                                           151,697
         2,300       Sara Lee Corporation                                             95,738
         3,500       The Procter & Gamble Company                                    494,375
                                                                               -------------
                                                                                     790,154
                                                                               -------------

                     ENERGY  1.47%
         4,000       Ashland Oil, Inc.                                               185,500
                                                                               -------------

                     FINANCE  19.97%
         2,500       American Annuity Group, Inc.                                     45,000
         1,000       American Financial Enterprises                                   42,000
         7,800       American Financial Group, Inc.                                  331,011
         2,160       Banc One Corporation                                            104,693
         5,143       Cincinnati Financial Corporation                                407,261
         6,000       Duke Realty Investments, Inc.                                   242,625
         3,623       Fifth Third Bancorp                                             297,199
           770       First Financial Bancorp                                          31,281
         1,924       Huntington Bancshares Incorporated                               56,638
         3,300       McDonald & Company Investments, Inc.                            151,388
         4,500       Ohio Casualty Corporation                                       197,438
           800       PNC Bank Corp.                                                   33,275
         5,425       Provident Financial Group, Inc.                                 231,919
         6,300       Star Banc Corporation                                           265,978
         1,000       Suburban Bancorporation, Inc.                                    19,563
         1,200       The Midland Company                                              60,225
                                                                               -------------
                                                                                   2,517,494
                                                                               -------------

                 See accompanying notes to financial statements

                                                               CINCINNATI FUND 7

                                CINCINNATI FUND(R)
               Portfolio of Investments - June 30, 1997(unaudited)

       Shares                        Common Stocks                                     Value
       ------                        -------------                                     -----

                     HEALTH  3.95%
         5,500       Duramed Pharmaceuticals, Inc. *                           $      22,172
         2,600       Johnson & Johnson                                               167,375
        14,522       Meridian Diagnostics, Inc.                                      119,807
         6,000       Omnicare, Inc.                                                  188,250
                                                                               -------------
                                                                                     497,604
                                                                               -------------

                     INDUSTRIAL CYCLICALS  7.80%
         6,000       AK Steel Holding Corporation                                    264,563
         7,700       Chemed Corporation                                              287,788
         7,000       Cincinnati Milacron Inc.                                        180,469
        10,000       LSI Industries Inc.                                             133,125
         4,300       Multi-Color Corporation *                                        30,638
         6,000       NS Group, Inc. *                                                 70,875
         1,500       Zaring National Corp. *                                          15,375
                                                                               -------------
                                                                                     982,833
                                                                               -------------

                     RETAIL  10.45%
        11,300       Federated Department Stores, Inc. *                             392,675
         3,500       Mercantile Stores Company, Inc.                                 220,172
         1,000       Nine West Group Inc. *                                           38,094
        21,200       The Kroger Co. *                                                614,800
         1,400       Winn-Dixie Stores, Inc.                                          52,106
                                                                               -------------
                                                                                   1,317,847
                                                                               -------------

                     SERVICES  12.76%
        13,525       Comair Holdings, Inc.                                           374,896
         3,800       Delta Air Lines, Inc.                                           312,669
         6,890       Frisch's Restaurants, Inc.                                      114,116
         1,200       Gannett Co., Inc.                                               118,463
         5,300       Gibson Greetings, Inc. *                                        119,581
         2,000       Harte-Hanks Communications Inc.                                  59,188
         6,500       Jacor Communications, Inc. *                                    249,234
         3,000       Loewen Group Inc.                                               104,156
         3,000       Skyline Chili, Inc.                                              18,750
         3,300       The E.W. Scripps Company                                        137,569
                                                                               -------------
                                                                                   1,608,622
                                                                               -------------

                 See accompanying notes to financial statements

8 CINCINNATI FUND

                                CINCINNATI FUND(R)
               Portfolio of Investments - June 30, 1997(unaudited)

       Shares                        Common Stocks                                     Value
       ------                        -------------                                     -----

                     TECHNOLOGY  6.15%
         4,600       General Electric Company                                  $     300,006
         4,000       International Lottery, Inc. *                                    30,000
         5,000       LanVision Systems Inc.                                           32,500
         4,950       Pomeroy Computer Resources, Inc. *                              122,822
        11,000       Structural Dynamics Research Corporation *                      289,094
                                                                               -------------
                                                                                     774,422
                                                                               -------------

                     UTILITIES  9.96%
         2,800       AT&T                                                             98,088
        18,000       Cincinnati Bell Inc.                                            568,688
        16,900       Cinergy Corp.                                                   588,331
                                                                               -------------
                                                                                   1,255,107
                                                                               -------------

                     TOTAL COMMON STOCKS 82.08%                                   10,345,333
                     (cost $7,182,600)

                     REPURCHASE AGREEMENT 23.99%
                     5.25% repurchase agreement dated June 30, 1997
                     with Star Bank, N.A., due July 1, 1997
                     (repurchase proceeds $3,024,441)
                     collateralized by $3,195,000
                     6.5% GNMA Pool #8359, maturity January 20, 2024
                     (market value $3,270,881)                                     3,024,000
                                                                               -------------

                     TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 106.07%           13,369,333

                     OTHER ASSETS & LIABILITIES, NET (6.07%)                        (765,690)
                                                                               -------------

                     NET ASSETS 100%                                             $12,603,643
                                                                               =============

                     *   Denotes a non-income producing security.

                 See accompanying notes to financial statements
                                                               CINCINNATI FUND 9

                                CINCINNATI FUND(R)
         Statements of Assets and Liabilities - June 30, 1997(unaudited)

   ASSETS:
   Common stocks, at value (original cost $7,182,600)                             $10,345,333
   Repurchase agreement                                                             3,024,000
   Receivable for fund shares sold                                                     16,099
   Dividends receivable                                                                10,247
   Cash                                                                                   609
   Other assets                                                                         9,253
                                                                                  -----------
                                                                                   13,405,541
                                                                                  -----------


   LIABILITIES:
   Payable for securities purchased                                                   791,357
   Other accrued expenses and liabilities                                              10,541
                                                                                  -----------
                                                                                      801,898
                                                                                  -----------

   NET ASSETS                                                                     $12,603,643
                                                                                  ===========

   NET ASSETS CONSIST OF:
   Paid-in capital applicable to 738,680 shares outstanding
      (unlimited number of shares authorized, no par value)                       $ 9,032,612
   Undistributed net investment income                                                 31,895
   Accumulated realized gain, net                                                     376,403
   Unrealized appreciation, net                                                     3,162,733
                                                                                  -----------
                                                                                  $12,603,643
                                                                                  ===========

   NET ASSET VALUE, OFFERING, AND REDEMPTION
      PRICE PER SHARE                                                                  $17.06
                                                                                       ======

                 See accompanying notes to financial statements

10 CINCINNATI FUND

                              CINCINNATI FUND(R)
                           Statements of Operations
              For the Six Months Ended June 30, 1997 (unaudited)

   INVESTMENT INCOME:
   Dividend income                                                                $    71,302
   Interest income                                                                     66,016
                                                                                  -----------
                                                                                      137,318
                                                                                  -----------

   EXPENSES:

   Investment advisory and management fees                                             26,616
   Transfer agent and accounting fees                                                  38,698
   Reports to shareholders                                                             17,229
   Professional fees                                                                   10,380
   Trustees' fees                                                                       4,752
   Custodian fees                                                                       4,502
   Registration fees                                                                    1,487
   Other expenses                                                                       3,040
                                                                                  -----------
                                                                                      106,704

   Fees waived under contract                                                            (128)
   Fees waived voluntarily                                                             (1,153)
                                                                                  -----------
   Net operating expenses                                                             105,423
                                                                                  -----------

   NET INVESTMENT INCOME                                                               31,895
                                                                                  -----------

   REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gains                                                                 374,575
   Change in net unrealized appreciation                                              737,733
                                                                                  -----------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                  1,112,308
                                                                                  -----------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $ 1,144,203
                                                                                  ===========

                 See accompanying notes to financial statements

                                                              CINCINNATI FUND 11

                                CINCINNATI FUND(R)
                 Statements of Changes in Net Assets (unaudited)

                                                                  Six Months Ended        Year Ended
                                                                    June 30, 1997     December 31, 1996
                                                                    -------------     -----------------
FROM OPERATIONS:
Net investment income                                                $     31,895        $      9,468
Net realized gain on investments                                          374,575             186,554
Change in unrealized appreciation (depreciation) of investments           737,733           1,172,645
                                                                     ------------        ------------
Net increase in net assets resulting from operations                    1,144,203           1,368,667
                                                                     ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                   --                (9,468)
From net realized gain on investments                                        --              (186,592)
                                                                     ------------        ------------
Decrease in net assets from dividends and distributions                      --              (196,060)
                                                                     ------------        ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                               2,957,089           2,588,482
Net asset value of shares issued in reinvestment
   of dividends and distributions                                            --               119,474
Payments for shares redeemed                                             (481,537)           (773,533)
                                                                     ------------        ------------
Net increase in net assets from fund shares transactions                2,475,552           1,934,423
                                                                     ------------        ------------

NET INCREASE IN NET ASSETS                                              3,619,755           3,107,030

NET ASSETS:
Beginning of period                                                     8,983,888           5,876,858
End of period                                                        $ 12,603,643        $  8,983,888
                                                                     ============        ============

FUND SHARE TRANSACTIONS:
Shares sold                                                               188,481             181,494
Shares issued in reinvestment of dividends and distributions                 --                 7,758
Less shares redeemed                                                      (33,277)            (53,864)
                                                                     ------------        ------------

NET INCREASE IN SHARES OUTSTANDING                                        155,204             135,388
                                                                     ============        ============

                 See accompanying notes to financial statements

12 CINCINNATI FUND

                                CINCINNATI FUND(R)
                              Financial Highlights
   Per share data for a share outstanding throughout each period (unaudited)

                                                                  Year Ended             For the Period From
                                        Six Months Ended         December 31,            November 7, 1994 to
                                         June 30, 1997       1996         1995(4)         December 31, 1994
                                         -------------       ----         -------         -----------------

Net asset value, beginning of period        $ 15.40        $ 13.12        $  9.91             $ 10.00
                                            -------        -------        -------             -------

Net investment income                          0.04           0.02           0.04                0.03
Net gains (losses) on securities               1.62           2.60           3.46               (0.12)
                                            -------        -------        -------             -------

   Total from investment operations            1.66           2.62           3.50               (0.09)
                                            -------        -------        -------             -------

Dividends from net investment income           --            (0.02)         (0.07)                 --
Distributions from capital gains               --            (0.32)         (0.22)                 --
                                            -------        -------        -------             -------

   Total distributions                         --            (0.34)         (0.29)                 --
                                            -------        -------        -------             -------

Net asset value, end of period              $ 17.06        $ 15.40        $ 13.12             $  9.91
                                            =======        =======        =======             =======

TOTAL RETURN                                  10.78%(2)      19.98%         35.31%              (0.90%)(2)

Net assets, end of period (millions)        $ 12.60        $  8.98        $  5.88             $  3.23

Ratio of net expenses to average net assets    1.98%(1)       2.00%          1.98%(1)            1.96%(1)

Ratio of net investment income to
   average net assets                          0.60%(1)       0.13%          0.46%(1)            2.24%(1)

Portfolio turnover rate                          14%(2)         10%             9%                  0%(2)

Average commission per share                 $ 0.040        $ 0.381          --(3)                 --(3)


(1)  The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.02% in 1997 and 1995 and
     0.04% in 1994 had the Adviser not voluntarily waived fees or reimbursed expenses. Ratios are annualized in periods less than one year.

(2)  Not annualized.

(3)  Disclosure of average commission per share was not required prior to the year ended December
     31, 1996.

(4)  On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the
     Fund.

                 See accompanying notes to financial statements

                                                              CINCINNATI FUND 13

                                CINCINNATI FUND(R)
            Notes to Financial Statements - June 30, 1997 (unaudited)

  1.  SIGNIFICANT ACCOUNTING POLICIES
  The Gateway Trust (the Trust) is a family of four no-load diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Cincinnati Fund is to achieve capital appreciation through investment in the common stock of companies with an important presence in the Greater Cincinnati Area. The financial statements of Gateway Index Plus Fund, Gateway Mid Cap Index Fund, and Gateway Small Cap Index Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

  The following is a summary of the Fund's significant accounting policies.

  INVESTMENTS VALUATION - The Fund normally values common stocks at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

  INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES - Investment transactions are re-corded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies set by the board of trustees.

  DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid annually.

  FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes.

  REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

  ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the

14 CINCINNATI FUND

                                CINCINNATI FUND(R)
            Notes to Financial Statements - June 30, 1997 (unaudited)

  reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  2.  TRANSACTIONS WITH AFFILIATES
  Gateway Investment Advisers, Inc. (GIA) was the investment adviser of the Fund prior to December 15, 1995. On December 15, 1995, the advisory contract between the Fund and GIA was terminated and a new contract was entered into with the Adviser. There were no changes in the advisory fee, or the computation thereof, as a result of the new contract. The Fund pays the Adviser an advisory fee computed at an annual rate of 0.50% of its average daily net assets.

  If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of average daily net assets, the advisory contract requires the Adviser to reduce its fee as necessary to limit the Fund's expenses to this level. As a result, for the six months ended June 30, 1997, the Adviser waived advisory fees of $128. Additionally, for 1997, the Adviser voluntarily waived advisory fees of $1,153.

  The Adviser maintains the Fund's accounting records for a monthly fee of $4,000. The Adviser also provides shareholder servicing, transfer, and dividend disbursing agent services for the Trust. The Fund reimburses the Adviser for the cost to provide these services subject to a minimum monthly fee of $2,500 and a limitation of 0.20% of average daily net assets.

  Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

  At June 30, 1997, the Adviser held in a fiduciary capacity 10% of the outstanding shares of the Fund.

  3.  SECURITIES TRANSACTIONS
  For the six months ended June 30, 1997, purchases of investment securities (excluding short-term investments) totaled $2,125,150, and proceeds from sales totaled $1,125,876.

  4.  UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
  At June 30, 1997, gross unrealized appreciation of common stocks totaled $3,207,059 and gross unrealized depreciation totaled $44,326, based on the cost of investments.
                                                              CINCINNATI FUND 15

                                CINCINNATI FUND(R)
                       Professional Services and Trustees


                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly S. Gordon
                                 R. S. Harrison
                                 Walter G. Sall
                              William H. Schneebeck

16 CINCINNATI FUND

                                  AFFORDABILITY

                        $1,000 Minimum Initial Investment

                       $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Accounts

                                   CONVENIENCE

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                          Systematic Withdrawal Program

                              Telephone Redemptions

                                   FLEXIBILITY

      The Cincinnati Fund(R) is available for numerous investment options:

                                   Individuals

                                      IRAs

                                     Trusts

                                  Pension Plans

                                 Gifts to Minors